                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-881
                                                     -------

                            Columbia Funds Trust III
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-617-772-3698
                                                          -------------------

                  Date of fiscal year end: September 30, 2003
                                           ------------------

                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders

COLUMBIA LIBERTY FUND

ANNUAL REPORT
SEPTEMBER 30, 2003










                   [PHOTO DESCRIPTION: MAN AND WOMAN READING]











                             WE ARE COLUMBIA FUNDS!

INSIDE--Management's discussion of the changes effective as of October 13, 2003.

PRESIDENT'S MESSAGE

[Joseph R. Palombo Photo]

Dear Shareholder:

As you know, the fund you invest in has long been associated with a larger investment management organization. In the 1990s, it was part of Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. We have also modified certain fund names that existed under both the Liberty and Columbia brands. For example, The Liberty Fund was changed to Columbia Liberty Fund. A complete list of new fund names and other information related to these changes are available online at www.columbiafunds.com, our new website address.

A consolidated identity

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquires are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, the lead manager of the fund's investment team talks in depth about investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ JOSEPH R. PALOMBO

Joseph R. Palombo
President

NET ASSET VALUE PER SHARE as of 9/30/03 ($)
         CLASS A                                 7.22
         CLASS B                                 7.21
         CLASS C                                 7.20
         CLASS Z                                 7.65

DISTRIBUTIONS DECLARED PER SHARE 11/1/02-9/30/03 ($)
         CLASS A                                 0.13
         CLASS B                                 0.08
         CLASS C                                 0.08
         CLASS Z                                 0.15

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

PERFORMANCE INFORMATION
Value of a $10,000 investment
10/1/93 - 9/30/03

PERFORMANCE OF A $10,000 INVESTMENT
10/1/93 - 9/30/03 ($)
                  without    with
                   sales     sales
                  charge    charge
-----------------------------------
Class A           19,878    18,735
-----------------------------------
Class B           18,491    18,491
-----------------------------------
Class C           18,980    18,980
-----------------------------------
Class Z           21,147     n/a

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of dividends and capital gains. The Standard & Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. Unlike the fund, an index is not an investment, does not incur fees or expenses, and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 9/30/03 (%)

Share class                         A                          B                          C                    Z
Inception                        4/30/82                     5/5/92                     8/1/97              7/31/95
-------------------------------------------------------------------------------------------------------------------
                           without        with        without        with        without        with        without
                            sales        sales         sales        sales         sales        sales         sales
                           charge        charge       charge        charge       charge        charge       charge
-------------------------------------------------------------------------------------------------------------------
11-month (cumulative)       10.13         3.80          9.33         4.33          9.34         8.34         10.38
-------------------------------------------------------------------------------------------------------------------
1-year                      15.49         8.85         14.65         9.65         14.86        13.86         15.95
-------------------------------------------------------------------------------------------------------------------
5-year                       0.78        -0.41          0.04        -0.25          0.02         0.02          1.86
-------------------------------------------------------------------------------------------------------------------
10-year                      7.11         6.48          6.34         6.34          6.62         6.62          7.78
-------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Class C and Z share (newer class shares) performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception date of the newer class shares. Total returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of newer class shares would have been different.

[Performance Graph]

                                      CLASS A SHARES WITHOUT   CLASS A SHARES WITH                             LEHMAN BROTHERS
                                           SALES CHARGE            SALES CHARGE          S&P 500 INDEX       AGGREGATE BOND INDEX
                                      ----------------------   -------------------       -------------       --------------------

10/1/93                                      10000.00                9425.00                10000.00              10000.00

                                             10060.00                9481.55                10207.00              10037.00

                                              9928.21                9357.34                10110.00               9951.69

                                             10150.60                9566.95                10232.40              10005.40

                                             10522.10                9917.10                10580.30              10140.50

                                             10348.50                9753.46                10292.50               9964.05

                                              9904.55                9335.04                 9843.73               9717.94

                                             10016.50                9440.53                 9969.73               9640.20

                                              9966.39                9393.32                10133.20               9639.23

                                              9763.08                9201.70                 9884.97               9618.03

                                             10038.40                9461.19                10209.20               9809.43

                                             10325.50                9731.78                10627.80               9821.20

                                             10043.60                9466.10                10367.40               9676.83

                                             10132.00                9549.40                10600.70               9668.12

                                              9817.90                9253.37                10214.80               9646.85

                                              9938.66                9367.19                10366.00               9713.41

                                             10060.90                9482.40                10634.50               9905.74

                                             10453.30                9852.22                11049.20              10141.50

                                             10713.60               10097.50                11375.20              10203.40

                                             11027.50               10393.40                11709.60              10346.20

                                             11395.80               10740.50                12178.00              10746.60

                                             11683.00               11011.20                12460.50              10825.00

                                             12095.40               11399.90                12874.20              10801.20

                                             12190.90               11490.00                12906.40              10931.90

                                             12472.50               11755.40                13451.00              11038.00

                                             12334.10               11624.90                13402.60              11181.50

                                             12775.70               12041.00                13991.00              11349.20

                                             12782.00               12047.10                14261.00              11508.10

                                             13198.70               12439.80                14745.90              11584.00

                                             13376.90               12607.80                14883.00              11382.50

                                             13351.50               12583.80                15025.90              11302.80

                                             13605.20               12822.90                15246.80              11239.50

                                             13874.60               13076.80                15640.10              11217.00

                                             13733.00               12943.40                15699.60              11367.30

                                             13101.30               12348.00                15005.60              11398.00

                                             13447.20               12674.00                15322.30              11378.60

                                             14018.70               13212.60                16184.90              11576.60

                                             14320.10               13496.70                16631.60              11833.60

                                             15029.00               14164.80                17888.90              12036.00

                                             14923.80               14065.60                17534.70              11924.00

                                             15374.40               14490.40                18630.70              11961.00

                                             15422.10               14535.30                18776.00              11990.90

                                             14840.70               13987.40                18004.30              11857.80

                                             15422.40               14535.70                19079.20              12035.70

                                             16407.90               15464.50                20241.10              12150.00

                                             17156.20               16169.70                21147.90              12294.60

                                             18374.20               17317.70                22831.20              12626.60

                                             17903.80               16874.40                21552.70              12519.20

                                             18829.50               17746.80                22733.80              12703.30

                                             18162.90               17118.60                21974.50              12887.50

                                             18471.70               17409.60                22991.90              12946.80

                                             18811.60               17729.90                23387.30              13077.50

                                             18849.20               17765.40                23646.90              13244.90

                                             19917.90               18772.70                25351.90              13234.30

                                             20378.00               19206.30                26649.90              13279.30

                                             20585.90               19402.20                26919.10              13348.30

                                             20340.90               19171.30                26456.10              13475.20

                                             20682.70               19493.40                27530.20              13589.70

                                             20473.80               19296.50                27238.40              13618.20

                                             18463.20               17401.60                23299.70              13840.20

                                             19127.90               18028.10                24793.20              14164.10

                                             19814.60               18675.30                26808.90              14089.00

                                             20692.40               19502.60                28433.50              14169.30

                                             21284.20               20060.30                30071.30              14211.80

                                             21584.30               20343.20                31328.30              14312.70

                                             20822.40               19625.10                30353.90              14062.30

                                             21222.20               20001.90                31568.10              14139.60

                                             21684.80               20437.90                32789.80              14184.80

                                             21463.60               20229.50                32016.00              14060.00

                                             22182.70               20907.20                33792.80              14015.00

                                             21676.90               20430.50                32738.50              13954.80

                                             21453.60               20220.00                32578.10              13947.80

                                             21187.60               19969.30                31685.40              14109.60

                                             21980.00               20716.20                33691.10              14161.80

                                             22386.60               21099.40                34375.10              14160.40

                                             23134.30               21804.10                36399.80              14092.40

                                             22516.70               21222.00                34572.50              14045.90

                                             22561.70               21264.40                33919.10              14215.80

                                             23840.90               22470.10                37236.40              14403.50

                                             23588.20               22231.90                36115.50              14361.70

                                             22989.10               21667.20                35375.20              14354.60

                                             23577.60               22221.90                36248.90              14653.10

                                             23509.20               22157.50                35683.40              14786.50

                                             24710.60               23289.70                37899.40              15000.90

                                             23751.80               22386.10                35898.30              15095.40

                                             23775.50               22408.40                35747.50              15195.00

                                             22615.30               21314.90                32930.60              15444.20

                                             22879.90               21564.30                33092.00              15731.50

                                             23346.70               22004.20                34266.80              15989.50

                                             21868.80               20611.30                31141.60              16128.60

                                             20867.20               19667.30                29167.30              16209.20

                                             21781.20               20528.80                31433.50              16141.10

                                             21702.80               20454.90                31644.20              16238.00

                                             21349.00               20121.50                30875.20              16299.70

                                             21349.00               20121.50                30572.60              16664.80

                                             20561.30               19379.00                28658.80              16856.40

                                             19670.90               18539.90                26343.10              17053.70

                                             19881.40               18738.20                26846.30              17410.10

                                             20700.50               19510.30                28905.40              17169.80

                                             20702.60               19512.20                29159.80              17059.90

                                             20462.50               19285.90                28734.00              17198.10

                                             20223.10               19060.20                28179.50              17364.90

                                             20676.10               19487.20                29239.00              17076.70

                                             20194.30               19033.10                27467.10              17408.00

                                             20194.30               19033.10                27263.90              17555.90

                                             19311.80               18201.40                25322.70              17706.90

                                             18317.30               17264.00                23350.10              17921.20

                                             18425.30               17365.90                23501.80              18224.00

                                             17214.80               16224.90                20947.20              18519.30

                                             18053.10               17015.10                22790.50              18434.10

                                             18728.30               17651.40                24132.90              18428.60

                                             18196.40               17150.10                22716.30              18810.00

                                             17843.40               16817.40                22121.10              18827.00

                                             17599.00               16587.00                21789.30              19086.80

                                             17646.50               16631.80                22000.70              19071.50

                                             18546.50               17480.00                23813.50              19229.80

                                             19473.80               18354.00                25068.50              19587.50

                                             19684.10               18552.30                25389.40              19548.30

                                             19601.40               18474.30                25836.20              18891.50

                                             19903.30               18758.80                26340.00              19016.20

9/30/03                                      19878.00               18735.00                26052.00              19526.00


PORTFOLIO MANAGERS' REPORT

   TOP 5 EQUITY HOLDINGS as of 9/30/03 (%)

    Citigroup                                       2.5
    Pfizer                                          1.7
    SPDR Trust Series 1                             1.4
    Microsoft                                       1.4
    Intel                                           1.3

   Holdings are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

   ASSET ALLOCATION as of 9/30/03 (%)

    Common stocks                                  63.5
    Corporate fixed-income bonds & notes           14.4
    US government agencies & obligations           13.7
    Non-agency mortgage-backed & asset-backed
       securities                                   5.7
    Cash, net receivables and payables              2.4
    Preferred stocks                                0.3
    Warrants                                        0.0

   Asset allocations are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain the same breakdown in the future.

   TOP 5 EQUITY SECTORS as of 9/30/03 (%)

    Financials                                     12.5
    Information technology                         10.3
    Health care                                     9.4
    Consumer discretionary                          9.1
    Industrials                                     6.1

   Sector breakdowns are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sectors in the future.

The Board of Trustees for Columbia Liberty Fund has approved the change of the fund's fiscal year end from October 31 to September 30. As a result, this report covers the 11-month period since the last annual report. The next report you receive will be for the six-month period from October 1, 2003 through March 31, 2004.

For the 11-month period ended September 30, 2003, Columbia Liberty Fund class A shares returned 10.13% without sales charge. The fund came out behind the S&P 500 Index, which returned 14.33%, but did better than the Lehman Brothers Aggregate Bond Index, which returned 5.89%. The fund also underperformed the Morningstar(R) Moderate Allocation Category average of 12.07%.(1) We believe that our investment in large-cap value stocks, particularly consumer staples and telecommunications services names, hurt the fund's return relative to our Morningstar peer group.


-----------------
(1) (C)2003 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

More favorable stock market environment

With expectations of an improving economy and stock market, we positioned the fund with a modest overweight -- about 63% of assets, on average -- in stocks. Stocks made little headway leading up to the war in Iraq, but then rallied nicely following the conclusion of major military conflict last spring. With an economic recovery looking more likely, investors began favoring stocks with strong earnings growth prospects. Our bond investments, which consisted of both government and investment grade corporate issues, did well during the first half of the period when the economy was sluggish. As the economy showed signs of strengthening in May, we decided to trim our bond allocation. Our shift was timely as bond prices declined sharply during the third quarter.

Large-cap growth stocks lead the way for the fund

The fund continued to focus on US large-cap as well as foreign stocks. On the domestic side, our weighting was split equally between growth and value stocks as we thought valuations on both remained equally attractive. On the growth side, technology and consumer discretionary stocks -- both economically-sensitive sectors -- made the biggest positive contribution to returns. Cisco Systems and Intel (1.0% and 1.3% of net assets, respectively) are large holdings that posted especially strong gains.(2) Within consumer discretionary, retailers such as Lowe's and Target (0.6% and 0.5% of net assets, respectively) rallied nicely as consumer spending remained strong.

On the value side, more defensive consumer staples stocks turned in weak returns as investors took on more risk. Among our worst performers were Safeway and Sara Lee, both of which we sold. In the telecommunications area, we also sold AT&T, which suffered from competitive pressures. Financial stocks with exposure to capital markets activity, including Citigroup and J.P. Morgan Chase (2.5% and 0.7% of net assets, respectively), however, benefited from an improving outlook.

Increased opportunity overseas

Toward the end of the period, we trimmed our stake in US stocks to take advantage of attractive valuations overseas, continued weakness in the US dollar and an improving global economy. Recent international additions included T-Online International, an Internet access company with a 53% market share in Germany, and News, a global media company with content and distribution (0.1% and 0.1% of net assets, respectively).

/s/ HARVEY B. HIRSCHHORN

/s/ ALEXANDER S. MACMILLAN

/s/ SCOTT L. DAVIS

/s/ GREGORY M. MILLER

/s/ MICHAEL T. KENNEDY

Harvey Hirschhorn, CFA, is the lead portfolio manager of the fund. Mr. Hirschhorn is responsible for allocating the fund's assets among the various asset classes, while investment decisions for the portion of the fund allocated to each asset class are made by investment professionals with particular expertise in that class. Alexander S. Macmillan, CFA, manages the portion of the fund's assets allocated to the large-cap growth stocks category. On November 4, 2003, Mr. Macmillan became the co-manager of that category with Paul Berlinguet. Scott L. Davis and Gregory M. Miller co-manage the portion of the fund allocated to the large-cap value stocks category. On November 4, 2003, Brian Cunningham, Mr. Miller and Richard Dahlberg, CFA, became co-managers of the large-cap value stocks category. Michael T. Kennedy, CFA, manages the portion of the fund allocated to the investment-grade bonds.

Investing in stocks and bonds involves certain risks, including price fluctuations caused by economic and business developments and changes in interest rates. There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.


-----------------

(2) Holdings are disclosed as of September 30, 2003 and are subject to change.

INVESTMENT PORTFOLIO

September 30, 2003

COMMON STOCKS - 63.5%                               SHARES          VALUE
-------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.1%
AUTO COMPONENTS - 0.5%
Delphi Corp.                                       453,300   $  4,102,365
                                                             ------------

AUTOMOBILES - 0.1%
Honda Motor Co., Ltd.                               30,600      1,227,680
                                                             ------------

HOTELS, RESTAURANTS & LEISURE - 0.9%
Carnival PLC                                        16,868        538,346
Compass Group PLC                                  206,600      1,191,671
Wendy's International, Inc.                        148,100      4,783,630
Yum! Brands, Inc. (a)                               33,355        987,975
                                                             ------------
                                                                7,501,622
                                                             ------------
HOUSEHOLD DURABLES - 0.3%
Garmin Ltd.                                         15,595        653,119
Koninklijke (Royal) Philips Electronics NV
  (a)                                               63,199      1,433,024
Matsushita Electric Industrial Co., Ltd., ADR       46,485        555,961
                                                             ------------
                                                                2,642,104
                                                             ------------

INTERNET & CATALOG RETAIL - 0.7%
eBay, Inc. (a)                                      62,960      3,368,990
InterActiveCorp (a)                                 70,790      2,339,610
                                                             ------------
                                                                5,708,600
                                                             ------------

MEDIA - 2.3%
AOL Time Warner, Inc. (a)                          163,901      2,476,544
British Sky Broadcasting Group PLC (a)              79,000        806,948
Clear Channel Communications, Inc.                  60,050      2,299,915
Grupo Televisa SA, ADR                              16,000        585,440
Interpublic Group of Companies, Inc.               253,100      3,573,772
Liberty Media Corp., Class A (a)                   191,315      1,907,411
McGraw-Hill Companies, Inc.                         39,100      2,429,283
News Corp., Ltd.                                    77,000        629,598
Ono Finance (b)                                         50             --
Societe Television Francaise 1                      29,300        868,189
Viacom, Inc., Class B                               43,925      1,682,328
WPP Group PLC                                      115,225        972,029
XM Satellite Radio Holdings, Inc., Class A
  (a)                                               50,825        789,312
                                                             ------------
                                                               19,020,769
                                                             ------------
MULTI-LINE RETAIL - 1.7%
Costco Wholesale Corp. (a)                          55,300      1,718,724
Ito-Yokado Co., Ltd. (a)                             9,000        300,498
Kohl's Corp. (a)                                    42,330      2,264,655

                                                    SHARES          VALUE
-------------------------------------------------------------------------
Target Corp.                                       120,345   $  4,528,582
Wal-Mart Stores, Inc.                               90,010      5,027,059
                                                             ------------
                                                               13,839,518
                                                             ------------

SPECIALTY RETAIL - 2.4%
AutoZone, Inc. (a)                                  42,990      3,848,895
Bed Bath & Beyond, Inc. (a)                         46,470      1,774,225
Best Buy Co., Inc. (a)                              63,700      3,027,024
Chico's FAS, Inc. (a)                               72,495      2,221,247
Fast Retailing Co., Ltd.                            11,400        538,204
Kingfisher PLC                                      99,312        430,863
Lowe's Companies, Inc.                              90,845      4,714,856
Office Depot, Inc. (a)                             234,500      3,294,725
                                                             ------------
                                                               19,850,039
                                                             ------------

TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Coach, Inc. (a)                                     21,200      1,157,520
Gucci Group NV                                       7,070        594,369
                                                             ------------
                                                                1,751,889
                                                             ------------
-------------------------------------------------------------------------
CONSUMER STAPLES - 4.8%
BEVERAGES - 1.3%
Anheuser-Busch Companies, Inc.                      17,065        841,987
Diageo PLC                                          50,500        545,214
PepsiCo, Inc.                                      198,140      9,080,756
                                                             ------------
                                                               10,467,957
                                                             ------------

FOOD & DRUG RETAILING - 0.4%
Sysco Corp.                                         52,335      1,711,878
Whole Foods Market, Inc. (a)                        28,410      1,567,664
                                                             ------------
                                                                3,279,542
                                                             ------------

FOOD PRODUCTS - 1.5%
ConAgra Foods, Inc.                                202,300      4,296,852
Dean Foods Co. (a)                                  68,690      2,131,451
Kraft Foods, Inc.                                  106,700      3,147,650
Nestle SA, Registered Shares                        11,840      2,731,687
Koninklijke Numico NV (a)                           22,976        466,362
                                                             ------------
                                                               12,774,002
                                                             ------------

HOUSEHOLD PRODUCTS - 1.1%
Clorox Co.                                          54,600      2,504,502
Kimberly-Clark Corp.                                47,600      2,442,832
Procter & Gamble Co.                                46,725      4,337,015
                                                             ------------
                                                                9,284,349
                                                             ------------

PERSONAL PRODUCTS - 0.3%
Alberto-Culver Co., Class B                         31,520      1,854,006
Shiseido Co., Ltd.                                  31,000        354,477
                                                             ------------
                                                                2,208,483
                                                             ------------

See notes to investment portfolio.

September 30, 2003

COMMON STOCKS (CONTINUED)                           SHARES          VALUE
-------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
Fw
TOBACCO - 0.2%
Altria Group, Inc.                                  38,400   $  1,681,920
                                                             ------------
-------------------------------------------------------------------------
ENERGY - 5.6%
ENERGY EQUIPMENT & SERVICES - 1.7%
Baker Hughes, Inc.                                 133,800      3,959,142
BJ Services Co. (a)                                 37,695      1,288,038
Halliburton Co.                                    188,600      4,573,550
Noble Corp. (a)                                     25,470        865,725
Schlumberger Ltd.                                   37,335      1,807,014
Smith International, Inc. (a)                       46,780      1,683,144
                                                             ------------
                                                               14,176,613
                                                             ------------

OIL & GAS - 3.9%
BP PLC                                             111,300        764,085
BP PLC, ADR                                        143,800      6,053,980
ConocoPhillips                                     119,000      6,515,250
Exxon Mobil Corp.                                  176,300      6,452,580
Marathon Oil Corp.                                 181,800      5,181,300
Royal Dutch Petroleum Co.                           14,450        634,928
Royal Dutch Petroleum Co.,
  NY Shares                                         87,000      3,845,400
Shell Transport & Trading Co., PLC                 232,920      1,438,342
Total SA                                            12,480      1,884,603
                                                             ------------
                                                               32,770,468
                                                             ------------
-------------------------------------------------------------------------
FINANCIALS - 12.5%
BANKS - 3.5%
Allied Irish Banks PLC                              22,500        330,334
Banco Santander Central Hispano SA                 152,400      1,292,756
Bank of America Corp.                               81,800      6,383,672
Bank of New York Co., Inc.                         111,100      3,234,121
Bank One Corp.                                     102,400      3,957,760
Bankinter SA                                        11,598        415,285
DBS Group Holdings Ltd.                             68,000        507,272
Fifth Third Bancorp                                 24,400      1,353,468
ForeningsSparbanken AB                              38,900        574,850
Lloyds TSB Group PLC                               271,000      1,863,819
Sanpaolo IMI S.p.A                                  89,500        892,683
Sumitomo Mitsui Financial Group, Inc.                   60        242,337
U.S. Bancorp                                       151,100      3,624,889
UBS AG, Registered Shares                           56,390      3,166,009
UFJ Holdings, Inc.                                      69        271,875
UniCredito Italiano S.p.A                          210,000        993,449
                                                             ------------
                                                               29,104,579
                                                             ------------

DIVERSIFIED FINANCIALS - 6.0%
Citigroup, Inc.                                    454,975     20,705,913
Fannie Mae                                          28,230      1,981,746
Fortis                                              51,700        880,118
Freddie Mac                                         72,500      3,795,375

                                                    SHARES          VALUE
-------------------------------------------------------------------------
Goldman Sachs Group, Inc.                           29,910   $  2,509,449
J.P. Morgan Chase & Co.                            159,100      5,461,903
Nomura Holdings, Inc.                               74,000      1,195,530
Promise Co., Ltd.                                   12,000        527,757
SPDR Trust Series 1                                117,200     11,714,140
State Street Corp.                                  33,900      1,525,500
                                                             ------------
                                                               50,297,431
                                                             ------------

INSURANCE - 3.0%
Alleanza Assicurazioni S.p.A                       107,000      1,031,074
AMB Generali Holding AG                             10,050        597,223
Ambac Financial Group, Inc.                         54,900      3,513,600
American International Group, Inc.                 133,050      7,676,985
Berkshire Hathaway, Inc., Class A (a)                   66      4,950,000
Lincoln National Corp.                             123,600      4,372,968
MGIC Investment Corp.                               45,300      2,358,771
Swiss Re                                             7,900        502,205
                                                             ------------
                                                               25,002,826
                                                             ------------
-------------------------------------------------------------------------
HEALTH CARE - 9.4%
BIOTECHNOLOGY - 1.0%
Amgen, Inc. (a)                                     98,405      6,354,011
Gilead Sciences, Inc. (a)                           31,650      1,770,185
                                                             ------------
                                                                8,124,196
                                                             ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Alcon, Inc.                                         41,815      2,347,912
Boston Scientific Corp. (a)                         38,580      2,461,404
Essilor International SA                            26,500      1,146,801
Medtronic, Inc.                                     90,170      4,230,776
St. Jude Medical, Inc. (a)                          48,930      2,630,966
                                                             ------------
                                                               12,817,859
                                                             ------------

HEALTH CARE PROVIDERS & SERVICES - 2.0%
Aetna, Inc.                                         89,300      5,449,979
Anthem, Inc. (a)                                    20,935      1,493,294
Caremark Rx, Inc. (a)                              155,780      3,520,628
McKesson Corp.                                      94,625      3,150,066
UnitedHealth Group, Inc.                            54,135      2,724,073
                                                             ------------
                                                               16,338,040
                                                             ------------

PHARMACEUTICALS - 4.9%
Abbott Laboratories                                 53,810      2,289,616
Aventis SA                                          23,840      1,237,526
Bioval Corp. (a)                                    67,880      2,521,742
Bristol-Myers Squibb Co.                           108,700      2,789,242
GlaxoSmithKline PLC                                 34,500        716,272
Medco Health Solutions, Inc. (a)                    16,510        428,104
Merck & Co., Inc.                                  125,100      6,332,562
Novartis AG                                         46,900      1,815,874
Novo Nordisk AS, Class B                            21,000        774,324
Pfizer, Inc.                                       455,840     13,848,419

See notes to investment portfolio.

September 30, 2003

COMMON STOCKS (CONTINUED)                           SHARES          VALUE
-------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Takeda Chemical Industries Ltd.                     24,300   $    887,681
Teva Pharmaceutical Industries
Ltd., ADR                                           54,680      3,124,962
Watson Pharmaceuticals, Inc. (a)                    43,640      1,819,352
Wyeth                                               52,030      2,398,583
                                                             ------------
                                                               40,984,259
                                                             ------------
-------------------------------------------------------------------------
INDUSTRIALS - 6.1%
AEROSPACE & DEFENSE - 1.3%
General Dynamics Corp.                              42,600      3,325,356
Honeywell International, Inc.                      186,400      4,911,640
Raytheon Co.                                        89,600      2,508,800
                                                             ------------
                                                               10,745,796
                                                             ------------

AIR FREIGHT & LOGISTICS - 0.4%
Exel PLC                                            41,000        451,509
FedEx Corp.                                         26,470      1,705,462
TPG NV                                              38,850        734,700
Yamato Transport Co., Ltd.                          49,000        655,298
                                                             ------------
                                                                3,546,969
                                                             ------------

AIRLINES - 0.1%
Ryanair Holdings PLC (a)                            14,000        567,000
                                                             ------------
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Adecco SA                                           13,000        642,711
Bellsystem24, Inc.                                   1,600        325,988
Concord EFS, Inc. (a)                              122,190      1,670,337
Dai Nippon Printing Co., Ltd.                       66,000        907,526
EnviroSource, Inc. (c)                                 200         14,400
Fairlane Management Corp. (c)(d)                       200              -
First Data Corp.                                    60,195      2,405,392
Secom Co., Ltd.                                     30,500      1,149,755
Securitas AB, B Shares                              35,000        424,615
Waste Management, Inc.                             190,400      4,982,768
                                                             ------------
                                                               12,523,492
                                                             ------------

ELECTRICAL EQUIPMENT - 0.1%
Ushio, Inc.                                         26,000        380,846
                                                             ------------
INDUSTRIAL CONGLOMERATES - 2.2%
General Electric Co.                               332,220      9,903,478
Textron, Inc.                                      150,500      5,937,225
Tyco International Ltd.                            124,145      2,536,282
                                                             ------------
                                                               18,376,985
                                                             ------------

MACHINERY - 0.4%
Dover Corp.                                         68,200      2,412,234
Sandvik AB                                          17,500        478,821

                                                    SHARES          VALUE
-------------------------------------------------------------------------
Tomra Systems ASA                                   89,200   $    457,695
                                                             ------------
                                                                3,348,750
                                                             ------------

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Mitsubishi Corp.                                    91,000        781,645
Nagase & Co., Ltd.                                  33,000        205,852
                                                             ------------
                                                                  987,497
                                                             ------------
-------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 10.3%
COMMUNICATIONS EQUIPMENT - 1.9%
Alcatal SA                                          39,340        465,392
Cisco Systems, Inc. (a)                            420,595      8,218,426
Datacraft Asia Ltd.                                292,000        359,160
Motorola, Inc.                                      19,450        232,817
Nokia Oyj                                           82,500      1,270,825
Nokia Oyj, ADR                                     182,400      2,845,440
QUALCOMM, Inc.                                      34,710      1,445,324
UTStarcom, Inc. (a)                                 16,695        531,068
                                                             ------------
                                                               15,368,452
                                                             ------------

COMPUTERS & PERIPHERALS - 1.2%
Dell, Inc. (a)                                     180,365      6,022,387
International Business Machines Corp.               33,280      2,939,622
Legend Group Ltd.                                  852,000        343,797
Lexmark International, Inc. (a)                     12,485        786,680
                                                             ------------
                                                               10,092,486
                                                             ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Agilient Technologies, Inc. (a)                     35,100        776,061
Celestica, Inc. (a)                                153,200      2,429,752
Flextronics International Ltd. (a)                 117,520      1,666,434
Hoya Corp.                                           8,600        667,684
                                                             ------------
                                                                5,539,931
                                                             ------------

INFORMATION TECHNOLOGY CONSULTING & SERVICES - 0.8%
Accenture Ltd., Class A (a)                        281,690      6,292,955
                                                             ------------

INTERNET SOFTWARE & SERVICES - 0.2%
Sohu.com, Inc. (a)                                   6,315        196,397
T-Online International AG                           41,300        413,374
Yahoo!, Inc. (a)                                    40,540      1,434,305
                                                             ------------
                                                                2,044,076
                                                             ------------

OFFICE ELECTRONICS - 0.5%
Canon, Inc.                                          8,000        392,048
Xerox Corp. (a)                                    407,000      4,175,820
                                                             ------------
                                                                4,567,868
                                                             ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.9%
Advanced Micro Devices, Inc. (a)                    78,500        872,135
Analog Devices, Inc. (a)                            32,625      1,240,403
ASML Holding NV                                     16,696        218,859

See notes to investment portfolio.

September 30, 2003

COMMON STOCKS (CONTINUED)                           SHARES          VALUE
-------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (CONTINUED)
ASML Holding NV,
Registered Shares                                   91,215   $  1,197,653
Infineon Technologies AG                            16,690        215,134
Intel Corp.                                        391,940     10,782,269
Intersil Corp.                                      30,570        727,566
Linear Technology Corp.                             19,200        687,552
Marvell Technology Group Ltd. (a)                   45,480      1,716,870
Maxim Integrated Products, Inc.                      7,145        282,228
Microchip Technology, Inc.                          23,865        571,328
NVIDIA Corp. (a)                                    18,375        292,365
PMC-Sierra, Inc. (a)                                17,470        230,447
Samsung Electronics Co., Ltd., GDR                   5,550        937,950
Samsung Electronics Co., Ltd., GDR (e)               6,690      1,130,610
Taiwan Semiconductor
Manufacturing Co., Ltd., ADR (a)                   197,030      2,133,835
Texas Instruments, Inc.                             15,205        346,674
United Microelectronics Corp., ADR (a)              99,100        446,941
Xilinx, Inc. (a)                                    15,460        440,765
                                                             ------------
                                                               24,471,584
                                                             ------------

SOFTWARE - 2.1%
Amdocs Ltd. (a)                                     38,280        719,664
Dassault Systemes SA (a)                            19,600        687,421
Electronic Arts, Inc. (a)                           18,510      1,707,177
Microsoft Corp.                                    420,875     11,696,116
Oracle Corp. (a)                                    91,135      1,022,535
SAP AG (a)                                           4,835        590,867
VERITAS Software Corp. (a)                          45,330      1,423,362
                                                             ------------
                                                               17,847,142
                                                             ------------
-------------------------------------------------------------------------
MATERIALS - 1.2%
CHEMICALS - 0.6%
Air Products and Chemicals, Inc.                    59,900      2,701,490
DSM NV (a)                                          12,000        569,922
Kaneka Corp.                                        90,000        656,734
Shin-Etsu Chemical Co., Ltd.                        20,000        753,938
                                                             ------------
                                                                4,682,084
                                                             ------------

METALS & MINING - 0.1%
BHP Billiton Ltd.                                   50,000        359,172
JFE Holdings, Inc.                                  34,900        764,314
                                                             ------------
                                                                1,123,486
                                                             ------------

PAPER & FOREST PRODUCTS - 0.5%
MeadWestvaco Corp.                                  94,600      2,412,300
Weyerhaeuser Co.                                    24,100      1,408,645
                                                             ------------
                                                                3,820,945
                                                             ------------
-------------------------------------------------------------------------

                                                    SHARES          VALUE
-------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 2.5%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
BellSouth Corp.                                    175,300   $  4,151,104
Level 3 Communications, Inc. (a)                   176,600        957,172
SBC Communications, Inc.                           144,700      3,219,575
Telecom Italia S.p.A                               390,823        963,143
Telefonica SA                                       88,402      1,044,481
Verizon Communications, Inc.                       169,460      5,497,282
                                                             ------------
                                                               15,832,757
                                                             ------------

WIRELESS TELECOMMUNICATION SERVICES - 0.6%
American Tower Corp. (a)                           107,780      1,093,967
AT&T Wireless Services, Inc. (a)                    95,060        777,591
Crown Castle International Corp. (a)                49,040        461,466
NTT DoCoMo, Inc.                                       400        980,119
Vodafone Group PLC                                 848,558      1,692,619
                                                             ------------
                                                                5,005,762
                                                             ------------
-------------------------------------------------------------------------
UTILITIES - 2.0%
ELECTRIC UTILITIES - 1.5%
American Electric Power Co., Inc.                  106,000      3,180,000
Consolidated Edison, Inc.                           88,500      3,607,260
National Grid Transco PLC                          168,800      1,081,666
PG&E Corp. (a)                                      79,400      1,897,660
TXU Corp.                                          115,400      2,718,824
                                                             ------------
                                                               12,485,410
                                                             ------------

MULTI-UTILITIES & UNREGULATED POWER - 0.5%
Duke Energy Corp.                                  249,200      4,438,251
                                                             ------------

TOTAL COMMON STOCKS
    (cost of $480,704,351)                                    529,047,634
                                                             ------------
U.S. GOVERNMENT AGENCIES &
OBLIGATIONS - 13.7%                                    PAR          VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 11.8%
Federal Home Loan Mortgage Corp.:
6.000% 02/01/09-04/01/26                       $ 3,864,473   $  4,025,733
6.500% 07/01/14-01/01/30                         1,108,401      1,161,030
7.000% 11/01/29-01/01/30                           232,275        245,418
8.000% 07/01/20                                    114,144        124,387
                                                             ------------
                                                                5,556,568
                                                             ------------
Federal National Mortgage Association:
4.500% 04/25/13                                  2,700,000      2,781,807
5.000% 12/25/15-08/01/33                        31,491,469     32,066,412
5.500% 12/25/15-07/01/33                        14,163,907     14,542,709
6.500% 05/01/07-02/01/32                        21,780,563     22,901,983
6.625% 09/15/09                                  8,450,000      9,841,267
37.000% 08/15/23                                 5,589,051      5,912,451
7.125% 02/15/05                                  3,500,000      3,774,596
                                                             ------------
                                                               91,821,225
                                                             ------------

See notes to investment portfolio.

September 30, 2003

U.S. GOVERNMENT AGENCIES &
OBLIGATIONS (CONTINUED)                                PAR          VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mortgage Association,
7.000% 08/15/23                                $   820,256   $    878,499
                                                             ------------

U.S. GOVERNMENT OBLIGATIONS - 1.9%
U.S. Treasury Bonds:
5.375% 02/15/31                                  5,905,000      6,336,803
6.250% 08/15/23                                  5,750,000      6,721,882
                                                             ------------
                                                               13,058,685
                                                             ------------
U.S. Treasury Note,
3.875% 02/15/13                                  2,990,000      2,988,598
                                                             ------------

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
(cost of $110,430,162)                                        114,303,575
                                                             ------------
NON-AGENCY MORTGAGE-BACKED &
ASSET-BACKED SECURITIES - 5.7%
-------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES - 4.1%
Countrywide Home Loans,
6.500% 12/25/28                                  1,878,340      1,876,995
First Union Chase Commercial Mortgage,
6.645% 06/15/31                                  2,250,000      2,550,093
First Union National Bank Commercial Mortgage:
6.141% 02/12/34                                  5,000,000      5,567,023
6.223% 12/12/33                                  4,250,000      4,747,293
Headlands Mortgage Securities, Inc.:
6.500% 11/25/28 Class B2                         1,882,249      1,960,504
6.500% 11/25/28 Class B3                           682,315        710,450
7.000% 02/25/28                                  2,456,810      2,455,067
LB-UBS Commercial Mortgage Trust,
6.510% 12/15/26                                  4,000,000      4,547,576
Norwest Asset Securities Corp.,
6.500% 01/25/29                                  1,694,922      1,693,508
PNC Mortgage Securities Corp.,
7.000% 03/25/28                                  2,767,186      2,763,865
Residential Accredit Loans, Inc.,
6.500% 03/25/29                                  2,944,978      2,950,632
Residential Funding Mortgage Securities, Inc.,
6.500% 04/25/13                                  1,904,268      1,900,840
Wachovia Bank Commercial Mortgage Trust,
3.989% 06/15/35                                    830,000        792,799
                                                             ------------
                                                               34,516,645
                                                             ------------
-------------------------------------------------------------------------

                                                       PAR          VALUE
-------------------------------------------------------------------------
-------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 1.6%
Citibank Credit Card Issuance Trust,
2.900% 05/17/10                                $ 5,000,000   $  4,939,682
Delta Funding Home Equity Loan Trust,
8.010% 10/25/27                                  5,000,000      5,382,869
MBNA Master Credit Card Trust,
6.600% 04/16/07                                  2,250,000      2,382,534
Provident Bank Home Equity Loan Trust,
7.600% 10/25/12                                    573,302        597,798
                                                             ------------
                                                               13,302,883
                                                             ------------
TOTAL NON-AGENCY MORTGAGE-BACKED &
ASSET-BACKED SECURITIES
(cost of $46,222,734)                                          47,819,528
                                                             ------------
CORPORATE FIXED-INCOME BONDS & NOTES - 14.4%
-------------------------------------------------------------------------
CONSUMER STAPLES - 0.5%
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
Procter & Gamble Co.,
4.750% 06/15/07                                  3,615,000      3,888,149
                                                             ------------
-------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 6.5%
DEPOSITORY INSTITUTIONS - 1.5%
Bank One Corp.,
6.500% 02/01/06                                  4,000,000      4,386,080
Citicorp,
8.040% 12/15/19 (e)                              4,710,000      5,594,161
RBS Capital Trust,
4.709% 12/29/49 (f)                              3,000,000      2,866,500
                                                             ------------
                                                               12,846,741
                                                             ------------
FINANCIAL SERVICES - 1.8%
Bank of America Corp.,
6.500% 03/15/06                                  3,500,000      3,845,485
Goldman Sachs Group, Inc.,
6.600% 01/15/12                                  3,000,000      3,401,790
HSBC Capital Funding LP,
9.547% 12/31/49 (e)                              2,900,000      3,715,379
International Lease Finance Corp.,
6.375% 03/15/09                                  3,750,000      4,186,275
                                                             ------------
                                                               15,148,929
                                                             ------------
INSURANCE CARRIERS - 1.0%
Florida Windstorm Underwriting Association,
7.125% 02/25/19 (e)                              4,025,000      4,649,117
Prudential Insurance Co.
7.650% 07/01/07 (e)                              2,945,000      3,395,673
                                                             ------------
                                                                8,044,790
                                                             ------------

See notes to investment portfolio.

September 30, 2003

CORPORATE FIXED-INCOME BONDS &
NOTES (CONTINUED)                                      PAR          VALUE
-------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE (CONTINUED)
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.2%
Ford Motor Credit Co.,
7.375% 02/01/11                                $ 3,250,000   $  3,414,580
General Motors Acceptance Corp.,
7.750% 01/19/10                                  2,800,000      3,095,288
Household Finance Corp.,
5.875% 02/01/09                                  3,000,000      3,297,180
IBM Canada Credit,
3.750% 11/30/07 (e)                              3,500,000      3,561,670
Washington Mutual Finance Corp.,
6.250% 05/15/06                                  4,350,000      4,793,048
                                                             ------------
                                                               18,161,766
                                                             ------------
-------------------------------------------------------------------------
MANUFACTURING - 1.6%
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.5%
Firstenergy Corp.,
5.500% 11/15/06                                  4,000,000      4,134,800
                                                             ------------

LUMBER & WOOD PRODUCTS - 0.7%
Georgia-Pacific Corp.,
8.875% 05/15/31                                  4,000,000      4,000,000
Weyerhaeuser Co.,
6.750% 03/15/12                                  1,500,000      1,668,870
                                                             ------------
                                                                5,668,870
                                                             ------------
POLLUTION CONTROL - 0.0%
EnviroSource, Inc.,
14.000% 12/15/08 (c)                                 6,842          6,610
                                                             ------------
TRANSPORTATION EQUIPMENT - 0.4%
DaimlerChrysler NA Holdings,
7.400% 01/20/05                                  3,000,000      3,199,620
General Motors Corp.,
7.125% 07/15/13                                    575,000        605,153
                                                             ------------
                                                                3,804,773
                                                             ------------
-------------------------------------------------------------------------
MINING & ENERGY - 2.0%
CRUDE PETROLEUM & NATURAL GAS - 0.8%
Amerada Hess Corp.,
7.875% 10/01/29                                  2,750,000      3,131,425
Union Oil Co. of California,
7.200% 05/15/05                                  3,000,000      3,247,980
                                                             ------------
                                                                6,379,405
                                                             ------------

                                                       PAR          VALUE
-------------------------------------------------------------------------
-------------------------------------------------------------------------
OIL & GAS EXTRACTION - 0.8%
Nexen, Inc.,
7.875% 03/15/32                                $ 3,000,000   $  3,559,410
PDVSA Finance Ltd.,
9.750% 02/15/10                                    370,000        361,675
Pemex Project Funding Master Trust:
7.875% 02/01/09                                  1,250,000      1,415,625
9.125% 10/13/10 (e)                              1,220,000      1,457,900
                                                             ------------
                                                                6,794,610
                                                             ------------
OIL & GAS FIELD SERVICES - 0.4%
Devon Financing Corp.,
6.875% 09/30/11                                  3,000,000      3,442,770
Enron Corp.,
6.750% 07/01/05 (g)                              3,000,000          3,750
                                                             ------------
                                                                3,446,520
                                                             ------------
-------------------------------------------------------------------------
SERVICES - 2.0%
BUSINESS SERVICES - 1.1%
FedEx Corp.,
7.500% 01/15/18                                  3,977,060      4,640,314
Verizon Wireless, Inc.,
5.375% 12/15/06                                  4,000,000      4,338,480
                                                             ------------
                                                                8,978,794
                                                             ------------
HEALTH SERVICES - 0.9%
HCA, Inc.,
7.125% 06/01/06                                  3,500,000      3,784,235
Tenet Healthcare Corp.,
5.375% 11/15/06                                  3,590,000      3,545,125
                                                             ------------
                                                                7,329,360
                                                             ------------
-------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 1.8%
AEROSPACE - 0.5%
Raytheon Co.,
8.300% 03/01/10                                  3,500,000      4,270,805
                                                             ------------

AIR TRANSPORTATION - 0.5%
Continental Airlines, Inc.,
7.461% 04/01/15                                  1,336,685      1,189,650
United Airlines, Inc.,
7.032% 10/01/10 (h)                              3,528,123      2,857,779
                                                             ------------
                                                                4,047,429
                                                             ------------
CABLE - 0.4%
Continental Cablevision, Inc.,
8.875% 09/15/05                                  3,000,000      3,365,580
                                                             ------------

ELECTRIC SERVICES - 0.1%
Public Service Co. of New Mexico,
4.400% 09/15/08                                  1,050,000      1,074,738
                                                             ------------

See notes to investment portfolio.

September 30, 2003

CORPORATE FIXED-INCOME BONDS &
NOTES (CONTINUED)                                      PAR          VALUE
-------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
TELECOMMUNICATIONS - 0.3%
Sprint Capital Corp.,
6.125% 11/15/08                                $ 1,350,000   $  1,454,166
WorldCom, Inc.,
8.250% 05/15/31 (g)                              2,480,000        818,400
                                                             ------------
                                                                2,272,566
                                                             ------------
TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
(cost of $118,093,796)                                        119,665,235
                                                             ------------
PREFERRED STOCKS - 0.3%                             SHARES
-------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 0.2%
MEDIA - 0.2%
News Corp. Ltd.                                     46,210      1,261,071
                                                             ------------
-------------------------------------------------------------------------
HEALTH CARE - 0.1%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Fresenius AG                                        13,000        829,331
                                                             ------------
-------------------------------------------------------------------------
INDUSTRIALS - 0.0%
COMMERCIALS SERVICES & SUPPLIES - 0.0%
EnviroSource, Inc. (c)                                  23          2,645
                                                             ------------

TOTAL PREFERRED STOCKS
(cost of $2,603,264)                                            2,093,047
                                                             ------------
WARRANTS - 0.0% (A)                                  Units
-------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 0.0%
CABLE - 0.0%
Cable Satisfaction International, Inc.,
Expires 03/01/05 (b)(e)                                 10             --
Ono Finance PLC:
Expires 05/31/09 (b)(e)                                 50             --
Expires 02/15/11 (b)(e)                                 30             --
                                                             ------------
                                                                   -- (b)
                                                             ------------
TELECOMMUNICATIONS - 0.0%
Horizon PCS, Inc.,
Expires 10/01/10 (b)(e)                                 45             --
Jazztel PLC,
Expires 07/15/10 (b)(e)                                 15             --
                                                             ------------
                                                                   -- (b)
                                                             ------------
TOTAL WARRANTS
(cost of $4,752)                                                   -- (b)
                                                             ------------
SHORT-TERM OBLIGATION - 1.6%                           PAR          VALUE
-------------------------------------------------------------------------
Repurchase agreement with State Street Bank &
Trust Co., dated 09/30/03, due 10/01/03 at
0.900%, collateralized by U.S. Treasury Bonds
with various maturities to 08/15/29, market
value $14,058,469 (repurchase proceeds
$13,771,344)
(cost of $13,771,000)                          $13,771,000   $ 13,771,000
                                                             ------------

TOTAL INVESTMENTS - 99.2%
(cost of $771,830,059) (i)                                    826,700,019
                                                             ------------

OTHER ASSETS & LIABILITIES, NET - 0.8%                          6,449,206
-------------------------------------------------------------------------
NET ASSETS - 100.0%                                          $833,149,225
                                                             ============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b)  Amount rounds to less than $1.
(c) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(d)  Security has no value.
(e) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the value of these securities amounted to $23,504,510, which represents 2.8% of net assets.
(f) Interest rates on variable rate securities change periodically. The rate listed is as of September 30, 2003.
(g) As of September 30, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11, representing 0.1% of net assets. This issuer is in default of certain debt covenants. Income is not being accrued.
(h)  As of September 30, 2003, the Fund held investments of United
     Airlines, Inc. that has filed for bankruptcy protection under Chapter 11, representing 0.3% of net assets. This issuer is in default of certain debt covenants. Income is being fully accrued.
(i)  Cost for federal income tax purposes is $783,026,186.

ACRONYM                  NAME
-------       ---------------------------
  ADR         American Depositary Receipt
  GDR          Global Depositary Receipt

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003


-----------------------------------------------------------
ASSETS:
Investments, at cost                           $771,830,059
                                               ------------
Investments, at value                          $826,700,019
Foreign currency (cost of $1,917,970)             1,993,676
Receivable for:
  Investments sold                                5,221,696
  Fund shares sold                                  190,548
  Interest                                        2,581,367
  Dividends                                         784,551
Deferred Trustees' compensation plan                 37,041
                                               ------------
    Total Assets                                837,508,898
                                               ------------
LIABILITIES:
Payable to custodian bank                           817,060
Payable for:
  Investments purchased                           1,226,071
  Fund shares repurchased                         1,124,877
  Management fee                                    390,213
  Transfer agent fee                                397,937
  Pricing and bookkeeping fees                       22,654
  Trustees' fees                                        342
  Distribution and service fees                     246,311
Deferred Trustees' fees                              37,041
Other liabilities                                    97,167
                                               ------------
    Total Liabilities                             4,359,673
                                               ------------
NET ASSETS                                     $833,149,225
                                               ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                $911,650,767
Undistributed net investment income               3,716,313
Accumulated net realized loss                  (137,185,225)
Net unrealized appreciation on:
  Investments                                    54,869,960
  Foreign currency translations                      97,410
                                               ------------
NET ASSETS                                     $833,149,225
                                               ============
CLASS A:
Net assets                                     $605,858,942
Shares outstanding                               83,885,468
                                               ------------
Net asset value per share                      $       7.22(a)
                                               ============
Maximum offering price per share
  ($7.22/0.9425)                               $       7.66(b)
                                               ============
CLASS B:
Net assets                                     $218,493,814
Shares outstanding                               30,287,394
                                               ------------
Net asset value and offering price per share   $       7.21(a)
                                               ============
CLASS C:
Net assets                                     $  8,456,754
Shares outstanding                                1,174,898
                                               ------------
Net asset value and offering price per share   $       7.20(a)
                                               ============
CLASS Z:
Net assets                                     $    339,715
Shares outstanding                                   44,425
                                               ------------
Net asset value, offering and redemption
  price per share                              $       7.65
                                               ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.

STATEMENT OF OPERATIONS

                                               Period Ended     Year Ended
                                               September 30,    October 31,
                                                 2003 (a)          2002
----------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                      $  8,672,544    $   8,438,579
Interest                                         15,291,317       28,353,933
                                               ------------    -------------
  Total Investment Income (net of foreign
    taxes withheld of $300,090 and $236,917,
    respectively)                                23,963,861       36,792,512
                                               ------------    -------------

EXPENSES:
Management fee                                    4,271,896        5,869,600
Distribution fee:
  Class B                                         1,599,914        2,559,412
  Class C                                            57,243           71,535
Service fee:
  Class A                                         1,280,493        1,658,996
  Class B                                           493,062          772,859
  Class C                                            17,546           21,739
Transfer agent fee                                2,830,220        3,595,127
Pricing and bookkeeping fees                        252,407          406,753
Trustees' fees                                       28,073           49,378
Custody fee                                         127,971          102,173
Other expenses                                      239,839          244,464
                                               ------------    -------------
  Total Operating Expenses                       11,198,664       15,352,036
Custody earnings credit                              (1,008)          (3,413)
                                               ------------    -------------
  Net Operating Expenses                         11,197,656       15,348,623
Interest expense                                        249              496
                                               ------------    -------------
  Net Expenses                                   11,197,905       15,349,119
                                               ------------    -------------
Net Investment Income                            12,765,956       21,443,393
                                               ------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY AND FUTURES CONTRACTS:
Net realized gain (loss) on:
  Investments                                   (64,889,628)     (54,066,560)
  Foreign currency transactions                     130,811         (422,143)
  Futures contracts                                      --         (346,877)
                                               ------------    -------------
    Net realized loss                           (64,758,817)     (54,835,580)
                                               ------------    -------------
Net change in unrealized
  appreciation/depreciation on:
  Investments                                   130,984,688      (63,109,208)
  Foreign currency translations                     301,767         (142,990)
  Futures contracts                                      --           22,471
                                               ------------    -------------
    Net change in unrealized
      appreciation/depreciation                 131,286,455      (63,229,727)
                                               ------------    -------------
Net Gain (Loss)                                  66,527,638     (118,065,307)
                                               ------------    -------------

Net Increase (Decrease) in Net Assets from
  Operations                                   $ 79,293,594    $ (96,621,914)
                                               ============    =============

(a) The Fund has changed its fiscal year end from October 31 to September 30.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                               PERIOD ENDED        YEAR ENDED OCTOBER 31,
                                               SEPTEMBER 30,   -------------------------------
INCREASE (DECREASE) IN NET ASSETS:               2003 (A)           2002             2001
----------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                          $ 12,765,956    $   21,443,393   $   26,947,915
Net realized loss on investments, foreign
  currency transactions and futures contracts   (64,758,817)      (54,835,580)      (5,401,472)
Net change in unrealized
  appreciation/depreciation on investments,
  foreign currency translations and futures
  contracts                                     131,286,455       (63,229,727)    (273,232,537)
                                               -------------   --------------   --------------
Net Increase (Decrease) from Operations          79,293,594       (96,621,914)    (251,686,094)
                                               -------------   --------------   --------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
  Class A                                       (11,485,159)      (17,005,840)     (18,564,461)
  Class B                                        (2,695,338)       (5,497,626)      (8,173,097)
  Class C                                           (95,871)         (152,166)        (164,928)
  Class Z                                            (3,990)           (2,052)            (625)
From net realized gains:
  Class A                                                --                --      (85,056,743)
  Class B                                                --                --      (58,164,378)
  Class C                                                --                --         (644,950)
  Class Z                                                --                --           (4,029)
                                               -------------   --------------   --------------
Total Distributions Declared to Shareholders    (14,280,358)      (22,657,684)    (170,773,211)
                                               -------------   --------------   --------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                  30,009,096       105,394,779      131,869,578
  Proceeds received in connection with merger            --                --       45,294,614
  Distributions reinvested                        9,880,217        14,644,268       92,834,852
  Redemptions                                  (105,108,191)     (169,597,219)    (135,814,275)
                                               -------------   --------------   --------------
    Net Increase (Decrease)                     (65,218,878)      (49,558,172)     134,184,769
                                               -------------   --------------   --------------
Class B:
  Subscriptions                                  13,886,617        25,619,801       46,239,494
  Proceeds received in connection with merger            --                --       86,285,205
  Distributions reinvested                        2,521,392         5,091,643       62,514,345
  Redemptions                                   (68,287,936)     (155,969,000)    (218,763,912)
                                               -------------   --------------   --------------
    Net Decrease                                (51,879,927)     (125,257,556)     (23,724,868)
                                               -------------   --------------   --------------
Class C:
  Subscriptions                                   1,772,232         1,636,700        2,744,324
  Proceeds received in connection with merger            --                --        6,938,074
  Distributions reinvested                           85,680           134,171          735,897
  Redemptions                                    (1,905,669)       (3,308,046)      (3,576,571)
                                               -------------   --------------   --------------
    Net Increase (Decrease)                         (47,757)       (1,537,175)       6,841,724
                                               -------------   --------------   --------------
Class Z:
  Subscriptions                                     199,048           138,570           54,111
  Distributions reinvested                            3,652             1,089              388
  Redemptions                                       (11,121)          (35,392)              --
                                               -------------   --------------   --------------
    Net Increase                                    191,579           104,267           54,499
                                               -------------   --------------   --------------
Net Increase (Decrease) from Share
  Transactions                                 (116,954,983)     (176,248,636)     117,356,124
                                               -------------   --------------   --------------
Total Decrease in Net Assets                    (51,941,747)     (295,528,234)    (305,103,181)
NET ASSETS:
Beginning of period                             885,090,972     1,180,619,206    1,485,722,387
                                               -------------   --------------   --------------
End of period                                  $833,149,225    $  885,090,972   $1,180,619,206
                                               =============   ==============   ==============
Undistributed net investment income            $  3,716,313    $    1,435,156   $    2,882,499
                                               =============   ==============   ==============

(a)  The Fund has changed its fiscal year end from October 31 to September 30.

See notes to financial statements.

                                               PERIOD ENDED        YEAR ENDED OCTOBER 31,
                                               SEPTEMBER 30,   -------------------------------
                                                 2003 (A)           2002             2001
----------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
  Subscriptions                                   4,339,104        14,166,764       15,969,220
  Issued in connection with merger                       --                --        5,086,691
  Issued for distributions reinvested             1,420,582         1,985,727       10,480,855
  Redemptions                                   (15,333,527)      (23,318,799)     (16,293,210)
                                               -------------   --------------   --------------
    Net Increase (Decrease)                      (9,573,841)       (7,166,308)      15,243,556
                                               -------------   --------------   --------------
Class B:
  Subscriptions                                   2,030,860         3,478,749        5,451,027
  Issued in connection with merger                       --                --        9,705,191
  Issued for distributions reinvested               361,453           688,026        7,028,550
  Redemptions                                    (9,975,914)      (21,213,077)     (26,469,059)
                                               -------------   --------------   --------------
    Net Decrease                                 (7,583,601)      (17,046,302)      (4,284,291)
                                               -------------   --------------   --------------
Class C:
  Subscriptions                                     259,692           227,687          327,026
  Issued in connection with merger                       --                --          781,666
  Issued for distributions reinvested                12,291            18,206           83,894
  Redemptions                                      (279,967)         (458,430)        (435,821)
                                               -------------   --------------   --------------
    Net Increase (Decrease)                          (7,984)         (212,537)         756,765
                                               -------------   --------------   --------------
Class Z:
  Subscriptions                                      26,042            18,011            5,924
  Issued for distributions reinvested                   489               149               42
  Redemptions                                        (1,495)           (5,050)              --
                                               -------------   --------------   --------------
    Net Increase                                     25,036            13,110            5,966
                                               -------------   --------------   --------------

(a)  The Fund has changed its fiscal year end from October 31 to September 30.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Columbia Liberty Fund (the "Fund"), a series of Columbia Funds Trust III, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek primarily income and capital growth and secondarily, capital preservation. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Effective October 13, 2003, The Liberty Fund was renamed Columbia Liberty Fund. Also on this date, the Liberty Funds Trust III was renamed Columbia Funds Trust III.

Effective February 11, 2003, the Board of Trustees approved a change in the Fund's fiscal year end from October 31 to September 30.

On February 2, 2001, Liberty Strategic Balanced Fund Class A shares, Class B shares and Class C shares merged into The Liberty Fund's Class A shares, Class B shares and Class C shares, respectively. The transfer of assets was as follows:

         SHARES                    NET ASSETS                  UNREALIZED
         ISSUED                     RECEIVED                 APPRECIATION(1)
         ------                     --------                 ---------------
       15,573,548                 $138,517,893                 $14,503,908

      NET ASSETS OF               NET ASSETS OF               NET ASSETS OF
        THE FUND                LIBERTY STRATEGIC               THE FUND
       IMMEDIATELY                BALANCED FUND                IMMEDIATELY
        PRIOR TO                IMMEDIATELY PRIOR                 AFTER
       COMBINATION               TO COMBINATION                COMBINATION
       -----------               --------------                -----------
     $1,396,758,189              $  138,517,893              $1,535,276,082

(1) Unrealized appreciation is included in the Net Assets Received amount shown above.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price reported at the close of the principal securities exchanges on which the investments are traded or, in the case of unlisted or listed securities for which there were no sales during the day, at the closing bid price on such exchange. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market on which such securities are normally traded.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward currency contracts are valued at the prevailing forward exchange rate of underlying currencies.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally,

September 30, 2003

events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES:

All income, expenses (other than class specific fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis, based on net assets, for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings). Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in reclassifications as follows based on securities held by the Fund on November 1, 2001:

                                       NET
                                   UNREALIZED
          COST                    DEPRECIATION
          ----                    ------------
      $(1,029,119)                 $1,029,119

The effect of this change, for the year ended October 31, 2002, was as follows:

      UNDISTRIBUTED                ACCUMULATED                     NET
     NET INVESTMENT               NET REALIZED                 UNREALIZED
         INCOME                       LOSS                    DEPRECIATION
         ------                       ----                    ------------
       $(456,914)                   $864,849                   $(407,935)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTION TO SHAREHOLDERS:

Distributions to shareholders are recorded on ex-date.

FOREIGN CURRENCY TRANSLATIONS AND TRANSACTIONS:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the foreign exchange rates.

Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

September 30, 2003

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FUTURES CONTRACTS:

The Fund may enter into U.S. Treasury security futures contracts to either hedge against expected declines in the value of their securities or as a temporary substitute for the purchase on individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the security being hedged.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of September 30, 2003, the Fund did not have any open futures contracts.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts. At September 30, 2003, the Fund had no outstanding forward currency contracts.

OTHER:

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses from wash sales, discount accretion/premium amortization on debt securities, paydowns, straddle deferrals, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended September 30, 2003 permanent items identified and reclassified among the components of net assets are as follows:

      UNDISTRIBUTED                ACCUMULATED
     NET INVESTMENT               NET REALIZED                   PAID-IN
         INCOME                       LOSS                       CAPITAL
         ------                       ----                       -------
       $3,795,559                  $(3,795,560)                    $1

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid for the period ended September 30, 2003 and the years ended October 31, 2002 and 2001 was as follows:

                          2003          2002           2001
                          ----          ----           ----
Distributions paid
  from:
  Ordinary income      $14,280,358   $22,657,684   $ 32,219,654
  Long-term capital
    gains                       --            --    138,553,557

September 30, 2003

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

      UNDISTRIBUTED               UNDISTRIBUTED
        ORDINARY                    LONG-TERM                  UNREALIZED
         INCOME                   CAPITAL GAINS               APPRECIATION*
         ------                   -------------               -------------
       $4,486,597                      $--                     $43,771,243

* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards, determined as of September 30, 2003, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

         YEAR OF                  CAPITAL LOSS
       EXPIRATION                 CARRYFORWARD
       ----------                 ------------
          2007                    $  4,426,086
          2009                       5,011,398
          2010                      58,720,418
          2011                      58,426,790
                                  ------------
                                  $126,584,692
                                  ============

The capital loss carryforward expiring in 2007 was acquired in the merger with the Liberty Strategic Balanced Fund. The availability for use in offsetting any future realized gains may be limited in a given year.

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

On April 1, 2003, Colonial Management Associates Inc. ("Colonial"), the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:

Columbia is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS             ANNUAL FEE RATE
------------------------             ---------------
First $1 billion                          0.55%
Over $1 billion                           0.50%

Nordea Securities, Inc. ("Nordea"), had been retained by the Advisor as sub-advisor to manage the day-to-day investment operations of the Fund. The Advisor, out of the advisory fee it received, paid Nordea a monthly sub-advisory fee equal to 0.40% annually of the average daily net assets of the Fund. Effective January 1, 2002, Nordea Investment Management North America, Inc., an indirect wholly-owned subsidiary of Nordea AB, replaced Nordea as sub-advisor to the Fund, with substantially the same fee arrangement.

At a meeting held on October 8, 2003, the Board of Trustees approved a new management fee structure to go into effect on November 1, 2003. Under the new structure, Columbia will receive a monthly fee based on the Fund's average daily net assets as follows:

     AVERAGE DAILY NET ASSETS        ANNUAL FEE RATE
     ------------------------        ---------------
First $1 billion                          0.55%
Next $500 million                         0.50%
Over $1.5 billion                         0.45%

PRICING AND BOOKKEEPING FEES:

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services. For the period ended September 30, 2003 and for the year ended October 31, 2002, the annualized net asset based fee rates were 0.028% and 0.036%, respectively.

September 30, 2003

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

At a meeting held on October 8, 2003, the Board of Trustees approved the change of transfer agent fees structure of the Fund. Effective November 1, 2003, the Fund will be charged an annual $28.00 charge per open account for the transfer agent fees.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. Effective October 13, 2003, Liberty Funds Distributor, Inc. changed its name to Columbia Funds Distributor, Inc.

For the period ended September 30, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $22,795 on sales of the Fund's Class A shares and received CDSC of $10,326, $465,939, and $709 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") for its Class A, Class B and Class C shares, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding: (1) 0.15% of the average daily net assets attributable to shares issued prior to April 1, 1989 and (2) 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares issued thereafter. This arrangement results in an annual rate of service fee payable by Class A, Class B and Class C shares that is a blend between the 0.15% and 0.25% rates. For the period ended September 30, 2003 and the year ended October 31, 2002, the Class A, Class B and Class C shares' annualized service fee rates were 0.23% and 0.23%, respectively.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,008 and $3,413 of custody fees were reduced by balance credits for the period ended September 30, 2003 and the year ended October 31, 2002, respectively. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an arrangement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the period ended September 30, 2003, purchases and sales of investments, other than short-term obligations, were $892,511,980 and $1,016,773,876 of which $90,815,005 and $73,621,950, respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at September 30, 2003, based on cost of investments for federal income tax purposes, was:

    Gross unrealized appreciation        $ 78,763,691
    Gross unrealized depreciation         (35,089,858)
                                         ------------
    Net unrealized appreciation          $ 43,673,833
                                         ============

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

September 30, 2003

NOTE 5. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the period ended September 30, 2003 and year ended October 31, 2002, the average daily loan balance outstanding on days where borrowings existed was $1,250,000 and $2,333,333 at a weighted average interest rate of 1.79% and 2.23%, respectively.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                       PERIOD ENDED                            YEAR ENDED OCTOBER 31,
                                       SEPTEMBER 30,      ----------------------------------------------------------------
CLASS A SHARES                           2003 (A)           2002          2001          2000        1999 (B)        1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $   6.68         $   7.53      $  10.24      $  10.81      $ 10.38       $  11.16
                                         --------         --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                    0.12             0.16(d)       0.19          0.19         0.21           0.24
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and futures contracts             0.55            (0.84)(d)     (1.70)         0.63         0.89           0.68
                                         --------         --------      --------      --------      --------      --------
  Total from Investment Operations           0.67            (0.68)        (1.51)         0.82         1.10           0.92
                                         --------         --------      --------      --------      --------      --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                  (0.13)           (0.17)        (0.20)        (0.19)       (0.23)         (0.25)
From net realized gains                        --               --         (1.00)        (1.20)       (0.44)         (1.45)
                                         --------         --------      --------      --------      --------      --------
  Total Distributions Declared to
    Shareholders                            (0.13)           (0.17)        (1.20)        (1.39)       (0.67)         (1.70)
                                         --------         --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD           $   7.22         $   6.68      $   7.53      $  10.24      $ 10.81       $  10.38
                                         ========         ========      ========      ========      ========      ========
Total return (e)                           10.13%(f)       (9.19)%      (16.38)%         8.16%       10.94%          9.08%
                                         ========         ========      ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Operating expenses (g)                      1.23%(h)         1.18%         1.13%         1.06%        1.12%          1.12%
Interest expense                              --%(h)(i)        --%(i)         --            --           --             --
Expenses (g)                                1.23%(h)         1.18%         1.13%         1.06%        1.12%          1.12%
Net investment income (g)                   1.86%(h)         2.24%(d)      2.29%         1.88%        2.02%          2.22%
Portfolio turnover rate                      109%(f)           41%           55%           78%          74%            69%
Net assets, end of period (000's)        $605,859         $624,483      $757,467      $874,225      $936,331      $936,639

(a)  The Fund has changed its fiscal year end from October 31 to September 30.
(b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 2.28% to 2.24%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                       PERIOD ENDED                            YEAR ENDED OCTOBER 31,
                                       SEPTEMBER 30,      ----------------------------------------------------------------
CLASS B SHARES                           2003 (A)           2002          2001          2000        1999 (B)        1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $   6.67         $   7.51      $  10.22      $  10.79      $ 10.36       $  11.14
                                         --------         --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                    0.07             0.11(d)       0.13          0.12         0.14           0.16
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and futures contracts             0.55            (0.83)(d)     (1.71)         0.62         0.88           0.68
                                         --------         --------      --------      --------      --------      --------
  Total from Investment Operations           0.62            (0.72)        (1.58)         0.74         1.02           0.84
                                         --------         --------      --------      --------      --------      --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                  (0.08)           (0.12)        (0.13)        (0.11)       (0.15)         (0.17)
From net realized gains                        --               --         (1.00)        (1.20)       (0.44)         (1.45)
                                         --------         --------      --------      --------      --------      --------
  Total Distributions Declared to
    Shareholders                            (0.08)           (0.12)        (1.13)        (1.31)       (0.59)         (1.62)
                                         --------         --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD           $   7.21         $   6.67      $   7.51      $  10.22      $ 10.79       $  10.36
                                         ========         ========      ========      ========      ========      ========
Total return (e)                            9.33%(f)       (9.77)%      (17.05)%         7.33%       10.11%          8.27%
                                         ========         ========      ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Operating expenses (g)                      1.98%(h)         1.93%         1.88%         1.81%        1.88%          1.87%
Interest expense                              --%(h)(i)        --%(i)         --            --           --             --
Expenses (g)                                1.98%(h)         1.93%         1.88%         1.81%        1.88%          1.87%
Net investment income (g)                   1.11%(h)         1.49%(d)      1.54%         1.13%        1.26%          1.47%
Portfolio turnover rate                      109%(f)           41%           55%           78%          74%            69%
Net assets, end of period (000's)        $218,494         $252,598      $412,639      $604,975      $706,366      $653,476

(a)  The Fund has changed its fiscal year end from October 31 to September 30.
(b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 1.53% to 1.49%. The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                       PERIOD ENDED                            YEAR ENDED OCTOBER 31,
                                       SEPTEMBER 30,      ----------------------------------------------------------------
CLASS C SHARES                           2003 (A)           2002          2001          2000        1999 (B)        1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $   6.66         $   7.50      $  10.21      $  10.78      $ 10.35       $  11.15
                                         --------         --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                    0.07             0.11(d)       0.13          0.12         0.14           0.15
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and futures contracts             0.55            (0.83)(d)     (1.71)         0.62         0.88           0.68
                                         --------         --------      --------      --------      --------      --------
  Total from Investment Operations           0.62            (0.72)        (1.58)         0.74         1.02           0.83
                                         --------         --------      --------      --------      --------      --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                  (0.08)           (0.12)        (0.13)        (0.11)       (0.15)         (0.18)
From net realized gains                        --               --         (1.00)        (1.20)       (0.44)         (1.45)
                                         --------         --------      --------      --------      --------      --------
  Total Distributions Declared to
    Shareholders                            (0.08)           (0.12)        (1.13)        (1.31)       (0.59)         (1.63)
                                         --------         --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD           $   7.20         $   6.66      $   7.50      $  10.21      $ 10.78       $  10.35
                                         ========         ========      ========      ========      ========      ========
Total return (e)                            9.34%(f)       (9.78)%      (17.07)%         7.34%       10.15%          8.21%
                                         ========         ========      ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Operating expenses (g)                      1.98%(h)         1.93%         1.88%         1.81%        1.88%          1.87%
Interest expense                              --%(h)(i)        --%(i)         --            --           --             --
Expenses (g)                                1.98%(h)         1.93%         1.88%         1.81%        1.88%          1.87%
Net investment income (g)                   1.11%(h)         1.49%(d)      1.54%         1.13%        1.26%          1.47%
Portfolio turnover rate                      109%(f)           41%           55%           78%          74%            69%
Net assets, end of period (000's)        $  8,457         $  7,873      $ 10,463      $  6,519      $ 9,074       $  5,501

(a)  The Fund has changed its fiscal year end from October 31 to September 30.
(b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 1.53% to 1.49%. The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                       PERIOD ENDED                            YEAR ENDED OCTOBER 31,
                                       SEPTEMBER 30,      ----------------------------------------------------------------
CLASS Z SHARES                           2003 (A)           2002          2001          2000        1999 (B)        1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $   7.07         $   7.95      $  10.75      $  11.28      $ 10.39       $  11.17
                                         --------         --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                    0.14             0.19(d)       0.21          0.22         0.24           0.26
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and futures contracts             0.59            (0.88)(d)     (1.79)         0.67         1.34           0.69
                                         --------         --------      --------      --------      --------      --------
  Total from Investment Operations           0.73            (0.69)        (1.58)         0.89         1.58           0.95
                                         --------         --------      --------      --------      --------      --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                  (0.15)           (0.19)        (0.22)        (0.22)       (0.25)         (0.28)
From net realized gains                        --               --         (1.00)        (1.20)       (0.44)         (1.45)
                                         --------         --------      --------      --------      --------      --------
  Total Distributions Declared to
    Shareholders                            (0.15)           (0.19)        (1.22)        (1.42)       (0.69)         (1.73)
                                         --------         --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD           $   7.65         $   7.07      $   7.95      $  10.75      $ 11.28       $  10.39
                                         ========         ========      ========      ========      ========      ========
Total return (e)                           10.38%(f)       (8.88)%      (16.25)%         8.44%       15.92%          9.35%
                                         ========         ========      ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Operating expenses (g)                      1.00%(h)         0.95%         0.90%         0.82%        0.88%          0.88%
Interest expense                              --%(h)(i)        --%(i)         --            --           --             --
Expenses (g)                                1.00%(h)         0.95%         0.90%         0.82%        0.88%          0.88%
Net investment income (g)                   2.00%(h)         2.47%(d)      2.52%         2.12%        2.26%          2.46%
Portfolio turnover rate                      109%(f)           41%           55%           78%          74%            69%
Net assets, end of period (000's)        $    340         $    137      $     50      $      3      $     3       $ 22,235

(a)  The Fund has changed its fiscal year end from October 31 to September 30.
(b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 2.51% to 2.47%. The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(e)  Total return at net asset value assuming all distributions reinvested.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF COLUMBIA FUNDS TRUST III:

We have audited the accompanying statement of assets and liabilities, including the Investment Portfolio, of Columbia Liberty Fund (formerly, The Liberty Fund) (the "Fund") (one of the series constituting Columbia Funds Trust III (formerly, Liberty Funds Trust III)) as of September 30, 2003, and the related statement of operations for the period from November 1, 2002 to September 30, 2003 and for the year ended October 31, 2002, the statement of changes in net assets for the period from November 1, 2002 to September 30, 2003 and for each of the two years in the period ended October 31, 2002, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1998 was audited by other auditors whose report dated December 11, 1998 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Columbia Liberty Fund, one of the series of Columbia Funds Trust III, at September 30, 2003, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States.

                                         ERNST & YOUNG LLP

Boston, Massachusetts
November 14, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

36.47% of the ordinary income distributed by the Fund, for the period ended September 30, 2003, qualifies for the corporate dividends received deduction.

For non-corporate shareholders, 50.07%, or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of income earned by the Fund for the period January 1, 2003 to September 30, 2003 may represent qualified dividend income. Final information will be provided in your 2003 1099-Div-Form.

TRUSTEES

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 12 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 12 funds in the CMG Fund Trust. The new combined Board of Trustees of the Fund now oversees 124 funds in the Columbia Funds complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of those trustees also serve on the Boards of other funds in the Columbia Funds complex.

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds complex. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                    Year first
                                       Position     elected or
                                         with       appointed                  Principal occupation(s)
       Name, address and age            Funds      to office(1)                 during past five years
--------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 48)             Trustee         1996       Executive Vice President-Strategy of United
P.O. Box 66100                                                    Airlines (airline) since December, 2002 (formerly
Chicago, IL 60666                                                 President of UAL Loyalty Services (airline) from
                                                                  September, 2001 to December, 2002; Executive Vice
                                                                  President and Chief Financial Officer of United
                                                                  Airlines from March, 1993 to September, 2001;
                                                                  Senior Vice President and Chief Financial Officer
                                                                  of UAL, Inc. prior thereto).

Janet Langford Kelly (age 45)          Trustee         1996       Chief Administrative Officer and Senior Vice
3100 West Beaver Road                                             President, Kmart Holding Corporation since
Troy, MI 48084-3163                                               September, 2003 (formerly Executive Vice
                                                                  President-Corporate Development and
                                                                  Administration, General Counsel and Secretary,
                                                                  Kellogg Company (food manufacturer), from
                                                                  September, 1999 to August, 2003; Senior Vice
                                                                  President, Secretary and General Counsel, Sara Lee
                                                                  Corporation (branded, packaged, consumer-products
                                                                  manufacturer) from January, 1995 to September,
                                                                  1999).

Richard W. Lowry (age 67)              Trustee         1995       Private Investor since August, 1987 (formerly
10701 Charleston Drive                                            Chairman and Chief Executive Officer, U.S. Plywood
Vero Beach, FL 32963                                              Corporation (building products manufacturer)).

Charles R. Nelson (age 61)             Trustee         1981       Professor of Economics, University of Washington,
Department of Economics                                           since January, 1976; Ford and Louisa Van Voorhis
University of Washington                                          Professor of Political Economy, University of
Seattle, WA 98195                                                 Washington, since September, 1993; Director,
                                                                  Institute for Economic Research, University of
                                                                  Washington, since September, 2001; Adjunct
                                                                  Professor of Statistics, University of Washington,
                                                                  since September, 1980; Associate Editor, Journal
                                                                  of Money Credit and Banking, since September,
                                                                  1993; consultant on econometric and statistical
                                                                  matters.

John J. Neuhauser (age 60)             Trustee         1985       Academic Vice President and Dean of Faculties
84 College Road                                                   since August, 1999, Boston College (formerly Dean,
Chestnut Hill, MA 02467-3838                                      Boston College School of Management from
                                                                  September, 1977 to September, 1999).

Patrick J. Simpson (age 58)            Trustee         2000       Partner, Perkins Coie L.L.P. (formerly Partner,
1211 S.W. 5th Avenue                                              Stoel Rives Boley Jones & Grey).
Suite 1500
Portland, OR 97204

Thomas E. Stitzel (age 67)             Trustee         1998       Business Consultant since 1999 (formerly Professor
2208 Tawny Woods Place                                            of Finance from 1975 to 1999 and Dean from 1977 to
Boise, ID 83706                                                   1991, College of Business, Boise State
                                                                  University); Chartered Financial Analyst.

                                        Number of
                                      portfolios in
                                      Columbia Funds              Other
                                     Complex overseen         directorships
       Name, address and age            by trustee                 held
-----------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 48)                 124                     None
P.O. Box 66100
Chicago, IL 60666
Janet Langford Kelly (age 45)              124                     None
3100 West Beaver Road
Troy, MI 48084-3163
Richard W. Lowry (age 67)                  126(3)                  None
10701 Charleston Drive
Vero Beach, FL 32963
Charles R. Nelson (age 61)                 124                     None
Department of Economics
University of Washington
Seattle, WA 98195
John J. Neuhauser (age 60)                 127(3,4)      Saucony, Inc. (athletic
84 College Road                                         footwear); SkillSoft Corp.
Chestnut Hill, MA 02467-3838                                   (e-learning)
Patrick J. Simpson (age 58)                124                     None
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204
Thomas E. Stitzel (age 67)                 124                     None
2208 Tawny Woods Place
Boise, ID 83706


                                                    Year first
                                       Position     elected or
                                         with       appointed                  Principal occupation(s)
       Name, address and age            Funds      to office(1)                 during past five years
--------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (CONTINUED)
Thomas C. Theobald (age 66)            Trustee         1996       Managing Director, William Blair Capital Partners
27 West Monroe Street,                                            (private equity investing) since September, 1994
Suite 3500                                                        (formerly Chief Executive Officer and Chairman of
Chicago, IL 60606                                                 the Board of Directors, Continental Bank
                                                                  Corporation prior thereto).

Anne-Lee Verville (age 58)             Trustee         1998       Author and speaker on educational systems needs
359 Stickney Hill Road                                            (formerly General Manager, Global Education
Hopkinton, NH 03229                                               Industry from 1994 to 1997, and President,
                                                                  Applications Solutions Division from 1991 to 1994,
                                                                  IBM Corporation (global education and global
                                                                  applications)).

Richard L. Woolworth (age 62)          Trustee         1991       Chairman and Chief Executive Officer, The Regence
100 S.W. Market Street                                            Group (healthcare maintenance organization)
#1500                                                             (formerly Chairman and Chief Executive Officer,
Portland, OR 97207                                                BlueCross BlueShield of Oregon; Certified Public
                                                                  Accountant, Arthur Young & Company).

INTERESTED TRUSTEES
William E. Mayer(2) (age 63)           Trustee         1994       Managing Partner, Park Avenue Equity Partners
399 Park Avenue                                                   (private equity) since February, 1999 (formerly
Suite 3204                                                        Founding Partner, Development Capital LLC from
New York, NY 10022                                                November 1996 to February, 1999; Dean and
                                                                  Professor, College of Business and Management,
                                                                  University of Maryland from October, 1992 to
                                                                  November, 1996).

Joseph R. Palombo(2) (age 50)          Trustee,        2000       Executive Vice President and Chief Operating
One Financial Center                 Chairman of                  Officer of Columbia Management Group, Inc.
Boston, MA 02111                      the Board                   (Columbia Management) since December, 2001 and
                                         and                      Director, Executive Vice President and Chief
                                      President                   Operating Officer of the Advisor since April, 2003
                                                                  (formerly Chief Operations Officer of Mutual
                                                                  Funds, Liberty Financial Companies, Inc. from
                                                                  August, 2000 to November, 2001; Executive Vice
                                                                  President of Stein Roe & Farnham Incorporated
                                                                  (Stein Roe) from April, 1999 to April, 2003;
                                                                  Director of Colonial Management Associates, Inc.
                                                                  (Colonial) from April, 1999 to April, 2003;
                                                                  Director of Stein Roe from September, 2000 to
                                                                  April, 2003) President of Columbia Funds and
                                                                  Galaxy Funds since February, 2003 (formerly Vice
                                                                  President from September 2002 to February 2003);
                                                                  Manager of Stein Roe Floating Rate Limited
                                                                  Liability Company since October, 2000; (formerly
                                                                  Vice President of the Columbia Funds from April,
                                                                  1999 to August, 2000; Chief Operating Officer and
                                                                  Chief Compliance Officer, Putnam Mutual Funds from
                                                                  December, 1993 to March, 1999).

                                        Number of
                                      portfolios in
                                      Columbia Funds              Other
                                     Complex overseen         directorships
       Name, address and age            by trustee                 held
-----------------------------------
DISINTERESTED TRUSTEES (CONTINUED)
Thomas C. Theobald (age 66)                124            Anixter International
27 West Monroe Street,                                  (network support equipment
Suite 3500                                               distributor), Jones Lang
Chicago, IL 60606                                          LaSalle (real estate
                                                         management services) and
                                                             MONY Group (life
                                                               insurance).
Anne-Lee Verville (age 58)              125(4)           Chairman of the Board of
359 Stickney Hill Road                                   Directors, Enesco Group,
Hopkinton, NH 03229                                      Inc. (designer, importer
                                                            and distributor of
                                                               giftware and
                                                              collectibles).
Richard L. Woolworth (age 62)              124          NW Natural, a natural gas
100 S.W. Market Street                                       service provider
#1500
Portland, OR 97207
INTERESTED TRUSTEES
William E. Mayer(2) (age 63)            126(3)            Lee Enterprises (print
399 Park Avenue                                         media), WR Hambrecht + Co.
Suite 3204                                                  (financial service
New York, NY 10022                                      provider) and First Health
                                                              (healthcare).
Joseph R. Palombo(2) (age 50)           125(5)                     None
One Financial Center
Boston, MA 02111

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.
(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
(3) Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
(5) Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

OFFICERS AND TRANSFER AGENT

                                                Year first
                                                elected or
                                Position with   appointed
Name, address and age           Columbia funds  to office           Principal occupation(s) during past five years
-------------------------------------------------------------------------------------------------------------------------
OFFICERS
Vicki L. Benjamin (Age 42)          Chief          2001      Controller of the Columbia Funds and of the Liberty All-Star
One Financial Center              Accounting                 Funds since May, 2002; Chief Accounting Officer of the
Boston, MA 02111                 Officer and                 Columbia Funds and Liberty All-Star Funds since June, 2001;
                                  Controller                 Controller and Chief Accounting Officer of Galaxy Funds
                                                             since September, 2002 (formerly Vice President, Corporate
                                                             Audit, State Street Bank and Trust Company from May, 1998 to
                                                             April, 2001; Audit Manager from July, 1994 to June, 1997;
                                                             Senior Audit Manager from July, 1997 to May, 1998, Coopers &
                                                             Lybrand, LLP).

J. Kevin Connaughton (Age 39)     Treasurer        2000      Treasurer of Columbia Funds and of the Liberty All-Star
One Financial Center                                         Funds since December, 2000; Vice President of the Advisor
Boston, MA 02111                                             since April, 2003 (formerly Controller of the Liberty Funds and of the Liberty All-Star Funds from February, 1998 to
                                                             October, 2000); Treasurer of the of Galaxy Funds since
                                                             September 2002; Treasurer, Columbia Management
                                                             Multi-Strategy Hedge Fund, LLC since December, 2002
                                                             (formerly Vice President of Colonial from February, 1998 to
                                                             October, 2000 and Senior Tax Manager, Coopers & Lybrand, LLP
                                                             from April, 1996 to January, 1998).

Important Information About This Report
The Transfer Agent for Columbia Liberty Fund is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

Please note our new name as of October 13, 2003.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Liberty Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

Annual Report:
Columbia Liberty Fund

Columbia Liberty Fund ANNUAL REPORT, SEPTEMBER 30, 2003         ----------------
                                                                   PRSRT STD
                                                                  U.S. Postage
[LOGO] COLUMBIA FUNDS                                                 PAID
                                                                 Holliston, MA
     A Member of Columbia Management Group                       Permit NO. 210
                                                                ----------------
     (C)2003 Columbia Funds Distributor, Inc.
     One Financial Center, Boston, MA 02111-2621
     800.345.6611 www.columbiafunds.com

                                               721-02/583P-09/03 (11/03) 03/3266

                             (man at desk graphic)



                          Columbia Mid Cap Value Fund

                                 Annual Report

                               September 30, 2003



                             WE ARE COLUMBIA FUNDS!

                INSIDE -- Management's discussion of the changes
                       effective as of October 13, 2003.

PRESIDENT'S MESSAGE

[Joseph R. Palombo Photo]

Dear Shareholder:

As you know, the fund you invest in has long been associated with a larger investment management organization. In the 1990s, it was part of Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. We have also modified certain fund names that existed under both the Liberty and Columbia brands. For example, Liberty Select Value Fund was changed to Columbia Mid Cap Value Fund. A complete list of new fund names and other information related to these changes are available online at www.columbiafunds.com, our new website address.

A consolidated identity

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquires are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, the lead manager of the fund's investment team talks in depth about investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ JOSEPH R. PALOMBO

Joseph R. Palombo
President

NET ASSET VALUE PER SHARE as of 09/30/03 ($)
         CLASS A                                21.02
         CLASS B                                19.37
         CLASS C                                19.96
         CLASS Z                                21.22

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

PERFORMANCE INFORMATION
Value of a $10,000 investment
10/1/93 - 9/30/03

PERFORMANCE OF A $10,000 INVESTMENT
10/1/93 - 9/30/03 ($)
                  without    with
                   sales     sales
                  charge    charge
-----------------------------------
Class A           31,669    29,848
-----------------------------------
Class B           29,394    29,394
-----------------------------------
Class C           30,277    30,277
-----------------------------------
Class Z           32,017     n/a

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The Standard & Poor's (S&P) MidCap 400 Index is a market value-weighted index of 400 mid-cap US companies. The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. On October 13, 2003, the fund's primary benchmark was changed to the Russell Midcap Value Index. During the reporting period, the fund's primary benchmark was the S&P MidCap 400 Index. Unlike the fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 9/30/03 (%)

Share class                         A                          B                          C                    Z
Inception                        7/21/49                     6/8/92                     8/1/97              2/8/01
-------------------------------------------------------------------------------------------------------------------
                           without        with        without        with        without        with        without
                            sales        sales         sales        sales         sales        sales         sales
                           charge        charge       charge        charge       charge        charge       charge
-------------------------------------------------------------------------------------------------------------------
11-month (cumulative)       13.93         7.38         13.14         8.14         13.09        12.09         14.09
-------------------------------------------------------------------------------------------------------------------
1-year                      16.39         9.70         15.50        10.50         15.44        14.44         16.59
-------------------------------------------------------------------------------------------------------------------
5-year                       8.68         7.40          7.87         7.57          7.86         7.86          8.91
-------------------------------------------------------------------------------------------------------------------
10-year                     12.22        11.56         11.38        11.38         11.72        11.72         12.34
-------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Class C and Z share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of newer class shares would have been different.

[Performance Graph]

                                      CLASS A SHARES WITHOUT   CLASS A SHARES WITH
                                           SALES CHARGE            SALES CHARGE          S&P MIDCAP 400      RUSSELL MIDCAP VALUE
                                      ----------------------   -------------------       --------------      --------------------

10/1/93                                      10000.00                9425.00               10000.00               10000.00

                                             10040.00                9462.70               10033.00                9887.00

                                              9868.32                9300.89                9811.27                9658.61

                                             10148.60                9565.03               10266.50                9977.34

                                             10589.00                9980.16               10505.70               10267.70

                                             10449.30                9848.42               10356.50               10084.90

                                              9949.78                9377.66                9877.03                9694.63

                                             10045.30                9467.69                9950.12                9837.15

                                             10067.40                9488.52                9855.60                9849.93

                                              9773.42                9211.45                9516.57                9668.69

                                             10015.80                9439.90                9839.18               10055.40

                                             10427.50                9827.88               10354.80               10428.50

                                             10140.70                9557.61               10161.10               10102.10

                                             10317.20                9723.91               10271.90               10093.00

                                              9772.40                9210.49                9808.61                9647.89

                                              9876.97                9309.04                9898.85                9764.63

                                              9869.07                9301.59               10002.80               10040.00

                                             10406.90                9808.53               10526.90               10547.00

                                             10798.20               10177.30               10699.60               10745.30

                                             11018.50               10385.00               10924.30               10973.10

                                             11548.50               10884.50               11187.50               11414.20

                                             12027.80               11336.20               11642.90               11677.90

                                             12643.60               11916.60               12248.30               12085.40

                                             12832.00               12094.10               12477.30               12322.30

                                             13315.80               12550.10               12779.30               12604.50

                                             13250.50               12488.60               12450.90               12358.70

                                             13571.20               12790.80               12995.00               13034.70

                                             13629.50               12845.80               12962.50               13176.80

                                             13949.80               13147.70               13150.40               13497.00

                                             14404.60               13576.30               13597.60               13625.20

                                             14583.20               13744.70               13760.70               13912.70

                                             15144.60               14273.80               14180.40               14031.00

                                             15580.80               14684.90               14371.90               14165.70

                                             15411.00               14524.80               14156.30               14181.30

                                             14699.00               13853.80               13197.90               13506.20

                                             15054.70               14189.10               13959.40               14073.50

                                             16078.40               15153.90               14568.10               14590.00

                                             16068.80               15144.80               14610.30               14973.70

                                             16727.60               15765.80               15432.90               15914.10

                                             16416.50               15472.50               15466.80               15847.20

                                             17000.90               16023.30               16046.80               16344.80

                                             17111.40               16127.50               15915.20               16621.10

                                             16062.50               15138.90               15237.30               16115.80

                                             16446.40               15500.70               15631.90               16521.90

                                             17737.40               16717.50               16998.10               17495.00

                                             18432.70               17372.80               17475.80               18144.10

                                             20036.30               18884.30               19205.90               19490.40

                                             19633.60               18504.70               19182.80               19262.30

                                             20955.00               19750.10               20285.80               20456.60

                                             20611.30               19426.20               19403.40               19834.70

                                             21186.40               19968.10               19690.60               20503.20

                                             21864.30               20607.10               20454.60               21288.40

                                             21908.10               20648.30               20065.90               20875.40

                                             23914.80               22539.70               21729.40               22269.90

                                             24962.30               23527.00               22709.40               23416.80

                                             25149.50               23703.40               23122.70               23285.70

                                             24299.50               22902.20               22082.20               22740.80

                                             24751.40               23328.20               22223.50               22813.60

                                             23615.30               22257.50               21361.20               21656.90

                                             19721.20               18587.20               17385.90               18612.00

                                             20878.80               19678.30               19009.80               19698.90

                                             22246.40               20967.20               20709.20               20975.40

                                             23469.90               22120.40               21742.60               21711.60

                                             24997.80               23560.40               24369.10               22371.70

                                             24700.30               23280.10               23421.20               21850.40

                                             23102.20               21773.80               22193.90               21369.70

                                             23513.40               22161.40               22813.10               21675.30

                                             24769.10               23344.80               24613.10               23727.90

                                             24996.90               23559.60               24718.90               23827.60

                                             26229.30               24721.10               26041.40               24099.20

                                             25555.20               24085.80               25486.70               23496.70

                                             24734.90               23312.60               24612.50               22683.70

                                             24084.30               22699.50               23852.00               21535.90

                                             25018.80               23580.20               25068.40               22171.30

                                             25829.40               24344.20               26384.50               21765.50

                                             27273.30               25705.10               27951.70               22348.80

                                             26272.40               24761.70               27163.50               21012.40

                                             26855.60               25311.40               29064.90               20134.10

                                             29616.40               27913.40               31497.70               22574.30

                                             29237.30               27556.10               30398.40               22664.60

                                             28655.40               27007.80               30018.40               23054.40

                                             28314.40               26686.40               30459.70               22194.50

                                             29025.10               27356.20               30941.00               22713.90

                                             31382.00               29577.50               34397.10               24106.20

                                             30823.40               29051.00               34159.70               24337.60

                                             31063.80               29277.60               33001.70               24800.10

                                             29137.80               27462.40               30510.10               24477.70

                                             31495.10               29684.10               32844.10               26636.60

                                             31586.40               29770.20               33576.50               26540.70

                                             31046.30               29261.20               31659.30               26429.20

                                             30161.50               28427.20               29307.00               25697.10

                                             32324.10               30465.40               32539.60               27110.50

                                             33284.10               31370.30               33297.80               27880.40

                                             32698.30               30818.10               33164.60               27509.60

                                             32819.30               30932.20               32670.40               27399.60

                                             31979.10               30140.30               31602.10               26898.20

                                             28659.70               27011.70               27670.80               24332.10

                                             29049.40               27379.10               28893.80               24461.00

                                             30745.90               28978.00               31046.40               26173.30

                                             32191.00               30340.00               32651.50               27259.50

                                             32281.10               30425.00               32481.70               27534.80

                                             32568.40               30695.70               32520.70               27980.90

                                             34105.70               32144.60               34846.00               29410.70

                                             34180.70               32215.30               34682.20               29390.10

                                             34194.40               32228.20               34096.10               29346.00

                                             32416.30               30552.30               31600.20               28037.20

                                             29751.60               28040.90               28541.30               25292.40

                                             30081.90               28352.20               28684.00               25585.70

                                             27191.00               25627.50               26372.10               23001.60

                                             27778.30               26181.10               27514.00               23733.00

                                             29222.80               27542.50               29109.80               25228.20

                                             28243.80               26619.80               27913.40               24627.80

                                             27430.40               25853.20               27098.30               23945.60

                                             26857.10               25312.80               26450.70               23548.10

                                             26841.00               25297.70               26672.90               23628.20

                                             28572.30               26929.40               28609.30               25423.90

                                             30229.50               28491.30               30981.00               27661.20

                                             30425.90               28676.50               31374.50               27854.80

                                             31253.50               29456.50               32488.30               28721.10

                                             32231.80               30378.40               33963.30               29740.70

9/30/2003                                    31669.00               29848.00               33443.00               29509.00


   TOP 10 HOLDINGS as of 9/30/03 (%)

    Golden West Financial                          2.6
    Dean Foods                                     2.4
    XTO Energy                                     2.3
    Federated Department Stores                    2.1
    Navistar International                         1.6
    Cendant                                        1.5
    International Flavors & Fragrances             1.5
    Telephone & Data Systems                       1.5
    First Health Group                             1.5
    Avon Products                                  1.5

   Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain the same portfolio holdings in the future.

PORTFOLIO MANAGERS' REPORT

The Board of Trustees for Columbia Mid Cap Value Fund has approved the change of the fund's fiscal year end from October 31 to September 30. As a result, this report covers the 11-month period since the last annual report. The next report you receive will be for the six-month period from October 1, 2003 through March 31, 2004.
For the 11-month period ended September 30, 2003, class A shares of Columbia Mid Cap Value Fund returned 13.93% without sales charge. For the same period, the fund's benchmarks, the S&P MidCap 400 Index and Russell Midcap Value Index, returned 21.55% and 24.35%, respectively. The fund also did not perform as well as its peer group, the Morningstar Mid-Cap Blend funds category, and its targeted peer group, the Morningstar Mid-Cap Value funds category which returned 22.73% and 21.07%, respectively.(1) The fund underperformed because of its emphasis on relatively conservative value stocks, as more aggressive stocks led the market rally. To an extent, the period marked a reversal of the prior year, when the fund performed well in a difficult environment, particularly compared to our peer group.

On October 13, 2003, the fund's primary benchmark was changed to the Russell Midcap Value Index. We believe that this benchmark will provide shareholders with a more useful comparison of the fund's relative performance. During this reporting period, the S&P MidCap 400 Index was the fund's benchmark.

A volatile, but rebounding market

Although the stock market started off strong last fall, it made little headway from January through mid-March 2003. Uncertainty about pending military action in Iraq and the economy's ability to sustain a recovery weighed heavily on investors early in the new year. After a military victory was declared last spring, however, stocks resumed the rally that had started in the fourth quarter of 2002.


-----------------
(1)
(C)2003 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

With an added boost from new tax legislation and continued low interest rates, stocks generally moved upward through the remainder of the period.

Higher quality focus

The fund's investments in the technology sector made a positive contribution to performance. However, we focused on more conservative, higher quality technology stocks, which did not keep pace with the explosive returns of more aggressive names that led the market. Health care was a similar story, as the stable names we favored trailed the sector's overall returns. In the consumer discretionary sector, our investment in Newell Rubbermaid (0.8% of net assets), a company that manufactures and distributes a wide variety of consumer goods, declined sharply.(2) The company stumbled as it undertook an ambitious restructuring program. We held on to the stock, believing the restructuring plan makes sense even though the company tried to accomplish too many things at once.

Strong performers among economically-sensitive sectors

Certain fund holdings performed well in anticipation of an improved economy. Georgia-Pacific (1.1% of net assets), the world's second largest paper and building products company, was one of the fund's best performers. The company continued to generate strong free cash flow, while managing the asbestos-related liabilities that had previously pressured the stock. Our decision to increase our exposure to industrials also helped performance. Truck manufacturer Navistar International (1.6% of net assets) posted particularly strong gains, as its key truck markets showed evidence of being in the early stages of a recovery. In addition, the company benefited from continued progress on its multi-year restructuring plan. Real estate and travel firm Cendant (1.5% of net assets) also rallied, thanks to a strong housing market and improving travel market. Bar code printer Zebra Technologies and medical device company Biomet approached what we believed were full valuation levels, leading us to trim our holdings to 0.9% and 1.2% of net assets, respectively.

Positioned for a better economy

We have positioned the fund for a stronger economy and higher interest rates by reducing our investment in health care and energy, two sectors that tend to lag in periods of economic vigor. Going forward, we plan to maintain our research-intensive, value-oriented focus. We believe that the pendulum has swung too far in favor of higher risk, aggressive names. The fund is poised to benefit if the pendulum swings back toward the higher quality value stocks that we tend to favor.


/s/ DANIEL K. CANTOR       /s/ JEFFREY KINZEL

Daniel K. Cantor           Jeffrey Kinzel

Daniel K. Cantor and Jeffrey Kinzel, CFA, are the fund's co-portfolio managers. Dan Cantor has been affiliated with the advisor or its predecessors since 1985. Jeff Kinzel has been affiliated with the advisor or its predecessors since 1991.

Investing in medium-sized companies involves certain risks, including price fluctuations caused by economic and business developments.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

[Top 5 Sectors bar graph]

TOP 5 SECTORS AS OF 9/30/03 (%)
-------------------------------
Financials                                                                       20.70
Consumer-Discretionary                                                           17.00
Industrials                                                                      12.20
Materials                                                                        10.50
Information Technology                                                            9.80

Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain the portfolio holdings and sector breakdown in the future.


-----------------

(2) Holdings are disclosed as of September 30, 2003, and are subject to change.

INVESTMENT PORTFOLIO

September 30, 2003

COMMON STOCKS - 93.8%                               SHARES            VALUE
---------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 17.0%
AUTO COMPONENTS - 4.2%
Gentex Corp.                                       422,100   $   14,705,964
Johnson Controls, Inc.                             141,300       13,366,980
Lear Corp. (a)                                     369,200       19,434,688
Superior Industries International, Inc.            316,300       12,825,965
                                                             --------------
                                                                 60,333,597
                                                             --------------
HOTELS, RESTAURANTS & LEISURE - 3.7%
Brinker International, Inc. (a)                    602,850       20,111,076
Darden Restaurants, Inc.                           309,800        5,886,200
Harrah's Entertainment, Inc.                       268,900       11,323,379
International Game Technology, Inc.                304,400        8,568,860
Six Flags, Inc. (a)                              1,377,000        7,243,020
                                                             --------------
                                                                 53,132,535
                                                             --------------
HOUSEHOLD DURABLES - 0.8%
Newell Rubbermaid, Inc.                            548,100       11,877,327
                                                             --------------

LEISURE EQUIPMENT & PRODUCTS - 0.6%
Mattel, Inc.                                       486,800        9,229,728
                                                             --------------

MEDIA - 2.2%
Knight-Ridder, Inc.                                151,900       10,131,730
Mediacom Communications Corp. (a)                  867,900        5,814,930
New York Times Co., Class A                        339,900       14,772,054
                                                             --------------
                                                                 30,718,714
                                                             --------------
MULTI-LINE RETAIL - 2.1%
Federated Department Stores, Inc.                  716,000       30,000,400
                                                             --------------

SPECIALTY RETAIL - 3.0%
Borders Group, Inc. (a)                            648,500       12,269,620
Ross Stores, Inc.                                  225,800       10,468,088
TJX Companies, Inc.                              1,040,000       20,196,800
                                                             --------------
                                                                 42,934,508
                                                             --------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
Wolverine World Wide, Inc.                         327,300        6,349,620
                                                             --------------
---------------------------------------------------------------------------
CONSUMER STAPLES - 5.1%
BEVERAGES - 0.8%
Pepsi Bottling Group, Inc.                         575,800       11,849,964
                                                             --------------
FOOD PRODUCTS - 2.8%
Dean Foods Co. (a)                               1,095,900       34,005,777
Hormel Foods Corp.                                 305,400        7,018,092
                                                             --------------
                                                                 41,023,869
                                                             --------------
PERSONAL PRODUCTS - 1.5%
Avon Products, Inc.                                322,400       20,814,144
                                                             --------------
---------------------------------------------------------------------------

                                                    SHARES            VALUE
---------------------------------------------------------------------------
ENERGY - 6.5%
ENERGY EQUIPMENT & SERVICES - 2.4%
BJ Services Co. (a)                                234,600   $    8,016,282
Noble Corp. (a)                                    267,300        9,085,527
Transocean, Inc. (a)                               521,600       10,432,000
Weatherford International Ltd. (a)                 167,500        6,328,150
                                                             --------------
                                                                 33,861,959
                                                             --------------
OIL & GAS - 4.1%
Amerada Hess Corp.                                 331,700       16,618,170
Cross Timbers Royalty Trust                         11,832          248,462
El Paso Corp.                                      202,000        1,474,600
Occidental Petroleum Corp.                         212,500        7,486,375
XTO Energy, Inc.                                 1,599,073       33,564,542
                                                             --------------
                                                                 59,392,149
                                                             --------------
---------------------------------------------------------------------------
FINANCIALS - 20.7%
BANKS - 10.9%
Banknorth Group, Inc.                              555,800       15,684,676
Charter One Financial, Inc.                        487,060       14,904,036
City National Corp.                                306,000       15,593,760
Cullen/Frost Bankers, Inc.                         189,500        7,055,085
Golden West Financial Corp.                        421,400       37,719,514
Greenpoint Financial Corp.                         474,750       14,176,035
North Fork Bancorporation, Inc.                    514,800       17,889,300
Sovereign Bancorp, Inc.                          1,113,600       20,657,280
Webster Financial Corp.                            321,700       12,829,396
                                                             --------------
                                                                156,509,082
                                                             --------------
DIVERSIFIED FINANCIALS - 3.9%
Bear Stearns Companies, Inc.                       176,000       13,164,800
Citigroup, Inc.                                    274,141       12,476,157
Janus Capital Group, Inc.                        1,338,600       18,700,242
Lehman Brothers Holdings, Inc.                     167,400       11,563,992
                                                             --------------
                                                                 55,905,191
                                                             --------------
INSURANCE - 5.9%
Ambac Financial Group, Inc.                        302,950       19,388,800
Cincinnati Financial Corp.                         157,100        6,277,716
Loews Corp.                                        185,400        7,484,598
Nationwide Financial Services, Inc., Class A       222,900        6,985,686
PMI Group, Inc.                                    541,300       18,268,875
Radian Group, Inc.                                 406,800       18,061,920
St. Paul Companies, Inc.                           239,700        8,876,091
                                                             --------------
                                                                 85,343,686
                                                             --------------
---------------------------------------------------------------------------
HEALTH CARE - 4.8%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
Biomet, Inc.                                       521,600       17,530,976
                                                             --------------

See notes to investment portfolio.

September 30, 2003

COMMON STOCKS (CONTINUED)                           SHARES            VALUE
---------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES - 3.6%
Anthem, Inc. (a)                                   106,800   $    7,618,044
First Health Group Corp. (a)                       798,800       20,888,620
HCA, Inc.                                          306,400       11,293,904
WellPoint Health Networks, Inc. (a)                154,600       11,916,568
                                                             --------------
                                                                 51,717,136
                                                             --------------
---------------------------------------------------------------------------
INDUSTRIALS - 12.2%
AEROSPACE & DEFENSE - 0.9%
Alliant Techsystems, Inc. (a)                      167,900        8,067,595
Northrop Grumman Corp.                              60,200        5,190,444
                                                             --------------
                                                                 13,258,039
                                                             --------------
AIR FREIGHT & LOGISTICS - 0.6%
CNF, Inc.                                          270,500        8,669,525
                                                             --------------

AIRLINES - 0.6%
AMR Corp. (a)                                      748,400        8,569,180
                                                             --------------
COMMERCIAL SERVICES & SUPPLIES - 4.1%
Brink's Co.                                        840,000       14,582,400
Cendant Corp. (a)                                1,182,800       22,106,532
DST Systems, Inc. (a)                              164,000        6,166,400
Manpower, Inc.                                     318,000       11,797,800
Spherion Corp. (a)                                 484,700        3,373,512
                                                             --------------
                                                                 58,026,644
                                                             --------------
ELECTRICAL EQUIPMENT - 0.5%
Ametek, Inc.                                       163,700        7,016,182
                                                             --------------

INDUSTRIAL CONGLOMERATES - 1.2%
Carlisle Companies, Inc.                           396,300       17,286,606
                                                             --------------
MACHINERY - 4.3%
Dover Corp.                                        256,400        9,068,868
Ingersoll-Rand Co., Ltd., Class A                  294,100       15,716,704
Mueller Industries, Inc. (a)                       223,500        5,688,075
Navistar International Corp. (a)                   619,800       23,106,144
Parker Hannifin Corp.                              188,600        8,430,420
                                                             --------------
                                                                 62,010,211
                                                             --------------
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 9.8%
COMMUNICATIONS EQUIPMENT - 1.1%
Andrew Corp. (a)                                 1,287,900       15,828,291
                                                             --------------

COMPUTERS & PERIPHERALS - 0.0%
Seagate Technology, Inc., Escrow Shares
  (a)(b)                                           105,800            1,058
                                                             --------------

                                                    SHARES            VALUE
---------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.5%
Amphenol Corp., Class A (a)                        355,200   $   18,488,160
Arrow Electronics, Inc. (a)                        468,500        8,615,715
AVX Corp.                                          657,600        9,002,544
Littelfuse, Inc. (a)                               533,700       12,275,100
Millipore Corp. (a)                                356,800       16,434,208
Varian, Inc. (a)                                   255,500        8,002,260
Vishay Intertechnology, Inc. (a)                   376,800        6,601,536
                                                             --------------
                                                                 79,419,523
                                                             --------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES - 1.2%
Affiliated Computer Services, Inc., Class A
  (a)                                              362,100       17,630,649
                                                             --------------

OFFICE ELECTRONICS - 0.9%
Zebra Technologies Corp., Class A (a)              236,450       12,193,726
                                                             --------------

SOFTWARE - 1.1%
Reynolds & Reynolds Co., Class A                   558,100       15,375,655
                                                             --------------
---------------------------------------------------------------------------
MATERIALS - 10.5%
CHEMICALS - 7.2%
Air Products & Chemicals, Inc.                     310,500       14,003,550
Eastman Chemical Co.                               326,400       10,934,400
Ecolab, Inc.                                       166,600        4,206,650
Engelhard Corp.                                    385,200       10,658,484
International Flavors & Fragrances, Inc.           665,600       22,018,048
Lubrizol Corp.                                     329,500       10,692,275
OM Group, Inc. (a)                                 288,800        4,228,032
PPG Industries, Inc.                               207,700       10,846,094
Praxair, Inc.                                      255,200       15,809,640
                                                             --------------
                                                                103,397,173
                                                             --------------
CONTAINERS & PACKAGING - 0.8%
Crown Holdings, Inc. (a)                           702,800        4,743,900
Packaging Corporation of America                   374,700        7,276,674
                                                             --------------
                                                                 12,020,574
                                                             --------------
PAPER & FOREST PRODUCTS - 2.5%
Boise Cascade Corp.                                192,400        5,310,240
Georgia-Pacific Corp.                              627,900       15,220,296
MeadWestvaco Corp.                                 586,986       14,968,143
                                                             --------------
                                                                 35,498,679
                                                             --------------
---------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.5%
WIRELESS TELECOMMUNICATION SERVICES - 1.5%
Telephone & Data Systems, Inc.                     382,000       21,598,280
                                                             --------------
---------------------------------------------------------------------------

See notes to investment portfolio.

September 30, 2003

COMMON STOCKS (CONTINUED)                           SHARES            VALUE
---------------------------------------------------------------------------
UTILITIES - 5.7%
ELECTRIC UTILITIES - 4.9%
Allete, Inc.                                       304,300   $    8,331,734
Entergy Corp.                                      234,700       12,709,005
Exelon Corp.                                       319,050       20,259,675
PPL Corp.                                          209,500        8,579,025
Progress Energy, Inc.                              443,500       19,718,011
                                                             --------------
                                                                 69,597,450
                                                             --------------
MULTI-UTILITIES & UNREGULATED POWER - 0.8%
Energy East Corp.                                  501,000       11,237,430
                                                             --------------

TOTAL COMMON STOCKS
  (cost of $1,068,956,687)                                    1,347,159,460
                                                             --------------
SHORT-TERM OBLIGATION - 6.2%                           PAR
---------------------------------------------------------------------------
Repurchase agreement with State Street Bank &
  Trust Co., dated 09/30/03, due 10/01/03 at
  0.900%, collateralized by a U.S. Treasury
  Bond maturing 11/15/16, market value
  $91,177,313 (repurchase proceeds
  $89,386,235) (cost of $89,384,000)           $89,384,000       89,384,000
                                                             --------------

TOTAL INVESTMENTS - 100.0%
  (cost of $1,158,340,687) (c)                                1,436,543,460
                                                             --------------

OTHER ASSETS & LIABILITIES, NET - 0.0%                                5,472
---------------------------------------------------------------------------
NET ASSETS - 100.0%                                          $1,436,548,932
                                                             ==============

NOTES TO INVESTMENT PORTFOLIO:

(a)  Non-income producing.

(b) The value of this security represents fair value as determined in good faith under the direction of the Board of Trustees.

(c)  Cost for federal income tax purposes is $1,159,032,042.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

-------------------------------------------------------------
ASSETS:
Investments, at cost                           $1,158,340,687
                                               --------------
Investments, at value                          $1,436,543,460
Cash                                                      846
Receivable for:
  Fund shares sold                                  3,628,817
  Interest                                              2,235
  Dividends                                           836,864
Deferred Trustees' compensation plan                   22,788
                                               --------------
    Total Assets                                1,441,035,010
                                               --------------
LIABILITIES:
Payable for:
  Fund shares repurchased                           2,666,696
  Management fee                                      814,648
  Transfer agent fee                                  475,766
  Pricing and bookkeeping fees                         31,052
  Trustees' fees                                          842
  Distribution and service fees                       407,361
  Custody fee                                           4,861
Deferred Trustees' fees                                22,788
Other liabilities                                      62,064
                                               --------------
    Total Liabilities                               4,486,078
                                               --------------
NET ASSETS                                     $1,436,548,932
                                               ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                                $1,164,637,078
Overdistributed net investment income                 (28,896)
Accumulated net realized loss                      (6,262,023)
Net unrealized appreciation on investments        278,202,773
                                               --------------
NET ASSETS                                     $1,436,548,932
                                               ==============
CLASS A:
Net assets                                     $  529,245,531
Shares outstanding                                 25,176,679
                                               --------------
Net asset value per share                      $        21.02(a)
                                               ==============
Maximum offering price per share
  ($21.02/0.9425)                              $        22.30(b)
                                               ==============
CLASS B:
Net assets                                     $  300,284,428
Shares outstanding                                 15,506,390
                                               --------------
Net asset value and offering price per share   $        19.37(a)
                                               ==============
CLASS C:
Net assets                                     $   57,049,190
Shares outstanding                                  2,857,526
                                               --------------
Net asset value and offering price per share   $        19.96(a)
                                               ==============
CLASS Z:
Net assets                                     $  549,969,783
Shares outstanding                                 25,916,570
                                               --------------
Net asset value, offering and redemption
  price per share                              $        21.22
                                               ==============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.
(c) The Fund has changed its fiscal year end from October 31 to September 30.

STATEMENTS OF OPERATIONS

                                               PERIOD ENDED     YEAR ENDED
                                               SEPTEMBER 30,   OCTOBER 31,
                                                 2003 (C)          2002
---------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                      $ 14,139,023    $ 13,513,032
Interest                                            863,781       1,993,965
                                               ------------    ------------
    Total Investment Income (net of foreign
      taxes withheld of $0 and $27,561,
      respectively)                              15,002,804      15,506,997
                                               ------------    ------------
EXPENSES:
Management fee                                    8,103,065       8,806,512
Distribution fee:
  Class B                                         1,917,642       2,221,614
  Class C                                           322,455         316,927
Service fee:
  Class A                                         1,026,309       1,131,592
  Class B                                           606,668         695,716
  Class C                                           101,695          99,681
Pricing and bookkeeping fees                        345,392         480,445
Transfer agent fee                                2,971,277       2,866,964
Trustees' fees                                       36,029          47,713
Custody fee                                          34,308          38,489
Other expenses                                      237,527         238,717
                                               ------------    ------------
    Total Expenses                               15,702,367      16,944,370
Custody earnings credit                              (4,668)         (2,163)
                                               ------------    ------------
    Net Expenses                                 15,697,699      16,942,207
                                               ------------    ------------
Net Investment Loss                                (694,895)     (1,435,210)
                                               ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                 (2,501,563)     (3,715,373)
Net change in unrealized
  appreciation/depreciation on investments      173,453,220     (57,976,948)
                                               ------------    ------------
Net Gain (Loss)                                 170,951,657     (61,692,321)
                                               ------------    ------------

Net Increase (Decrease) in Net Assets from
  Operations                                   $170,256,762    $(63,127,531)
                                               ============    ============

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                PERIOD ENDED             YEAR ENDED OCTOBER 31,
                                               SEPTEMBER 30,       ----------------------------------
INCREASE (DECREASE) IN NET ASSETS:                2003 (A)              2002              2001(B)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                   $     (694,895)     $   (1,435,210)     $    1,389,730
Net realized gain (loss) on investments            (2,501,563)         (3,715,373)          3,141,609
Net change in unrealized
  appreciation/depreciation on investments        173,453,220         (57,976,948)        (97,458,881)
                                               --------------      --------------      --------------
Net Increase (Decrease) from Operations           170,256,762         (63,127,531)        (92,927,542)
                                               --------------      --------------      --------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
  Class A                                                  --            (242,251)                 --
  Class Z                                                  --          (1,417,738)                 --
From net realized gains:
  Class A                                                  --          (1,111,322)        (64,244,388)
  Class B                                                  --            (738,943)        (49,763,012)
  Class C                                                  --             (94,180)         (4,389,980)
  Class Z                                                  --          (1,093,946)           (210,080)
                                               --------------      --------------      --------------
Total Distributions Declared to Shareholders               --          (4,698,380)       (118,607,460)
                                               --------------      --------------      --------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                   125,797,760         128,522,112         157,741,859
  Distributions reinvested                                 --           1,221,837          57,867,028
  Redemptions                                     (97,987,551)        (94,517,830)       (118,752,640)
                                               --------------      --------------      --------------
    Net Increase                                   27,810,209          35,226,119          96,856,247
                                               --------------      --------------      --------------
Class B:
  Subscriptions                                    51,014,118          94,026,494          69,694,691
  Distributions reinvested                                 --             686,528          46,189,668
  Redemptions                                     (52,194,672)        (76,765,344)        (86,860,323)
                                               --------------      --------------      --------------
    Net Increase (Decrease)                        (1,180,554)         17,947,678          29,024,036
                                               --------------      --------------      --------------
Class C:
  Subscriptions                                    18,705,925          23,047,667          23,561,648
  Distributions reinvested                                 --              89,512           4,095,851
  Redemptions                                      (8,934,675)        (13,328,896)        (12,366,948)
                                               --------------      --------------      --------------
    Net Increase                                    9,771,250           9,808,283          15,290,551
                                               --------------      --------------      --------------
Class Z (formerly Class S)(c):
  Subscriptions                                   122,916,492         110,179,309          54,159,884
  Proceeds received in connection with merger              --                  --         479,415,622
  Proceeds received in combination with
    original Class Z                                       --          35,210,907                  --
  Distributions reinvested                                 --           2,313,400                  --
  Redemptions                                     (64,041,818)       (123,772,843)        (79,576,166)
                                               --------------      --------------      --------------
    Net Increase                                   58,874,674          23,930,773         453,999,340
                                               --------------      --------------      --------------
Class Z (through 07/29/02)(c):
  Subscriptions                                            --          37,848,821          20,538,016
  Distributions reinvested                                 --              78,012             210,080
  Redemptions                                              --         (14,013,102)         (4,971,444)
  Proceeds combined into former Class S                    --         (35,210,907)                 --
                                               --------------      --------------      --------------
    Net Increase (Decrease)                                --         (11,297,176)         15,776,652
                                               --------------      --------------      --------------
Net Increase from Share Transactions               95,275,579          75,615,677         610,946,826
                                               --------------      --------------      --------------
Total Increase in Net Assets                      265,532,341           7,789,766         399,411,824
NET ASSETS:
Beginning of period                             1,171,016,591       1,163,226,825         763,815,001
                                               --------------      --------------      --------------
End of period                                  $1,436,548,932      $1,171,016,591      $1,163,226,825
                                               ==============      ==============      ==============
Undistributed (overdistributed) net
  investment income                            $      (28,896)     $      (25,851)     $    1,297,794
                                               ==============      ==============      ==============

(a)  The Fund has changed its fiscal year end from October 31 to September 30.
(b)  Class S shares were initially offered on February 8, 2001.
(c) On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares.

See notes to financial statements.

                                                PERIOD ENDED            YEAR ENDED OCTOBER 31,
                                               SEPTEMBER 30,       ---------------------------------
                                                  2003 (A)              2002              2001(B)
----------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
  Subscriptions                                     6,521,180           6,158,222          7,470,758
  Issued for distributions reinvested                      --              58,886          2,839,448
  Redemptions                                      (5,102,306)         (4,580,879)        (5,560,599)
                                               --------------      --------------      -------------
    Net Increase                                    1,418,874           1,636,229          4,749,607
                                               --------------      --------------      -------------
Class B:
  Subscriptions                                     2,854,981           4,806,890          3,519,532
  Issued for distributions reinvested                      --              35,439          2,408,390
  Redemptions                                      (2,940,908)         (4,031,581)        (4,427,613)
                                               --------------      --------------      -------------
    Net Increase (Decrease)                           (85,927)            810,748          1,500,309
                                               --------------      --------------      -------------
Class C:
  Subscriptions                                     1,001,743           1,137,120          1,136,448
  Issued for distributions reinvested                      --               4,478            207,304
  Redemptions                                        (484,507)           (672,268)          (598,154)
                                               --------------      --------------      -------------
    Net Increase                                      517,236             469,330            745,598
                                               --------------      --------------      -------------
Class Z (formerly Class S)(c):
  Subscriptions                                     6,332,822           5,294,159          2,585,160
  Issued in connection with merger                         --                  --         22,602,193
  Issued for combination with original Class
    Z                                                      --           1,863,011                 --
  Issued for distributions reinvested                      --             110,864                 --
  Redemptions                                      (3,234,333)         (5,829,077)        (3,808,229)
                                               --------------      --------------      -------------
    Net Increase                                    3,098,489           1,438,957         21,379,124
                                               --------------      --------------      -------------
Class Z (through 07/29/02)(c):
  Subscriptions                                            --           1,698,418            998,345
  Issued for distributions reinvested                      --               3,738             10,248
  Redemptions                                              --            (656,283)          (242,110)
  Shares combined into former Class S                      --          (1,863,011)                --
                                               --------------      --------------      -------------
    Net Increase (Decrease)                                --            (817,138)           766,483
                                               --------------      --------------      -------------

(a)  The Fund has changed its fiscal year end from October 31 to September 30.
(b)  Class S shares were initially offered on February 8, 2001.
(c) On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Columbia Mid Cap Value Fund (the "Fund"), a series of Columbia Funds Trust III, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth by investing primarily in middle capitalization equities. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Effective October 13, 2003, the Liberty Select Value Fund was renamed Columbia Mid Cap Value Fund. Also on this date, the Liberty Funds Trust III was renamed Columbia Funds Trust III.

Effective February 11, 2003, the Board of Trustees approved a change in the Fund's fiscal year end from October 31 to September 30.

On February 9, 2001, the Fund acquired the Stein Roe Disciplined Stock Fund in a tax-free transaction as follows:

     CLASS S SHARES                NET ASSETS                  UNREALIZED
         ISSUED                     RECEIVED                 APPRECIATION(1)
         ------                     --------                 ---------------
       22,602,193                 $479,415,622                $124,459,269

                               NET ASSETS OF STEIN
 NET ASSETS OF THE FUND       ROE DISCIPLINED STOCK      NET ASSETS OF THE FUND
  IMMEDIATELY PRIOR TO          FUND IMMEDIATELY            IMMEDIATELY AFTER
       COMBINATION            PRIOR TO COMBINATION             COMBINATION
       -----------            --------------------             -----------
      $778,159,975                $479,415,622               $1,257,575,597

(1) Unrealized appreciation is included in the Net Assets Received amount shown above.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price reported at the close of the principal securities exchanges on which the investments are traded or, in the case of unlisted or listed securities for which there were no sales during the day, at the closing bid price on such exchange. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market on which such securities are normally traded.

Forward currency contracts are valued at the prevailing forward exchange rate of underlying currencies.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are

September 30, 2003

not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES:

All income, expenses (other than class specific fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis, based on net assets, for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSLATIONS AND TRANSACTIONS:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the foreign exchange rates.

Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts. At September 30, 2003, the Fund had no outstanding forward currency contracts.

OTHER:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

September 30, 2003

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses from wash sales, net operating losses, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended September 30, 2003, permanent items identified and reclassified among the components of net assets are as follows:

     OVERDISTRIBUTED               ACCUMULATED
     NET INVESTMENT               NET REALIZED                   PAID-IN
         INCOME                       LOSS                       CAPITAL
         ------                       ----                       -------
       $  691,850                   $     (1)                  $  (691,849)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid for the period ended September 30, 2003 and the years ended October 31, 2002 and 2001 was as follows:

                          2003      2002          2001
                          ----      ----          ----
Distributions paid from:
Ordinary income           $--    $1,659,989   $         --
Long-term capital gains    --     3,038,391    118,607,460

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED  UNDISTRIBUTED
  ORDINARY       LONG-TERM      UNREALIZED
   INCOME      CAPITAL GAINS   APPRECIATION*
   ------      -------------   -------------
     $--          $--          $277,511,418

* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards, determined as of September 30, 2003, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

         YEAR OF            CAPITAL LOSS
       EXPIRATION           CARRYFORWARD
       ----------           ------------
          2010               $3,310,801
          2011                2,259,867
                             ----------
                             $5,570,668
                             ==========

Expired capital loss carry forwards, if any, are recorded as a reduction of paid-in-capital.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

On April 1, 2003, Colonial Management Associates Inc. ("Colonial"), the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:

Columbia is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS  ANNUAL FEE RATE
------------------------  ---------------
First $1 billion               0.70%
Over $1 billion                0.65%

At a meeting held on October 8, 2003, the Board of Trustees approved a new management fee structure to go into effect on November 1, 2003. Under the new structure, Columbia will receive a monthly fee based on the Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS  ANNUAL FEE RATE
------------------------  ---------------
First $1 billion               0.70%
Next $500 million              0.65%
Over $1.5 billion              0.60%

PRICING & BOOKKEEPING FEES:

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement

September 30, 2003

(the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services. For the period ended September 30, 2003 and the year ended October 31, 2002, the annualized net asset based fee rates were 0.028% and 0.036%, respectively.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

At a meeting held on October 8, 2003, the Board of Trustees approved the change of transfer agent fees structure of the Fund. Effective November 1, 2003, the Fund will be charged an annual $28.00 charge per open account for the transfer agent fees.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. Effective October 13, 2003, Liberty Funds Distributor, Inc. changed its name to Columbia Funds Distributor, Inc.

For the period ended September 30, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $92,901 on sales of the Fund's Class A shares and received CDSC of $1,453, $550,951 and $7,782 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") for its Class A, Class B and Class C shares, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.15% of the average daily net assets attributable to shares issued prior to April 1, 1989 and (2) 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares issued thereafter. This arrangement results in an annual rate of service fee payable by Class A, Class B and Class C shares that is a blend between the 0.15% and 0.25% rates. For the period ended September 30, 2003 and the year ended October 31, 2002, the Class A, Class B and Class C shares' annualized service fee rates were 0.24% and 0.23%, respectively.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average daily net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $4,668 and $2,163 of custody fees were reduced by balance credits for the period ended September 30, 2003 and the year ended October 31, 2002, respectively. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an arrangement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the period ended September 30, 2003, purchases and sales of investments, other than short-term obligations, were $188,697,708 and $91,326,656, respectively.

Unrealized appreciation (depreciation) at September 30, 2003, based on cost of investments for federal income tax purposes, was:

    Gross unrealized appreciation        $369,673,546
    Gross unrealized depreciation         (92,162,128)
                                         ------------
      Net unrealized appreciation        $277,511,418
                                         ============

September 30, 2003

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the period ended September 30, 2003 and the year ended October 31, 2002, the Fund did not borrow under these agreements.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                       PERIOD ENDED                            YEAR ENDED OCTOBER 31,
                                       SEPTEMBER 30,      ----------------------------------------------------------------
CLASS A SHARES                           2003 (A)           2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $  18.45         $  19.35      $  24.52      $  21.93      $  20.17      $  20.43
                                         --------         --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)             0.01               --(c)       0.06          0.03         (0.03)        (0.05)
Net realized and unrealized gain
  (loss) on investments                      2.56            (0.84)        (1.46)         4.83          2.51          1.64
                                         --------         --------      --------      --------      --------      --------
  Total from Investment Operations           2.57            (0.84)        (1.40)         4.86          2.48          1.59
                                         --------         --------      --------      --------      --------      --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                     --            (0.01)           --            --            --            --
From net realized gains                        --            (0.05)        (3.77)        (2.27)        (0.72)        (1.85)
                                         --------         --------      --------      --------      --------      --------
  Total Distributions Declared to
    Shareholders                               --            (0.06)        (3.77)        (2.27)        (0.72)        (1.85)
                                         --------         --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD           $  21.02         $  18.45      $  19.35      $  24.52      $  21.93      $  20.17
                                         ========         ========      ========      ========      ========      ========
Total return (d)                           13.93%(e)       (4.37)%       (6.49)%        24.15%        12.48%         7.95%
                                         ========         ========      ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (f)                                1.23%(g)         1.21%         1.22%         1.27%         1.32%         1.32%
Net investment income (loss) (f)            0.04%(g)           --%(h)      0.29%         0.13%       (0.14)%       (0.23)%
Portfolio turnover rate                        8%(e)           28%           18%           58%           67%           32%
Net assets, end of period (000's)        $529,246         $438,390      $428,059      $425,993      $398,255      $373,092

(a)  The Fund has changed its fiscal year end from October 31 to September 30.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.
(h)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                       PERIOD ENDED                            YEAR ENDED OCTOBER 31,
                                       SEPTEMBER 30,      ----------------------------------------------------------------
CLASS B SHARES                           2003 (A)           2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $  17.12         $  18.09      $  23.32      $  21.10      $  19.57      $  20.02
                                         --------         --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                     (0.12)           (0.14)        (0.09)        (0.13)        (0.19)        (0.20)
Net realized and unrealized gain
  (loss) on investments                      2.37            (0.78)        (1.37)         4.62          2.44          1.60
                                         --------         --------      --------      --------      --------      --------
  Total from Investment Operations           2.25            (0.92)        (1.46)         4.49          2.25          1.40
                                         --------         --------      --------      --------      --------      --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net realized gains                        --            (0.05)        (3.77)        (2.27)        (0.72)        (1.85)
                                         --------         --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD           $  19.37         $  17.12      $  18.09      $  23.32      $  21.10      $  19.57
                                         ========         ========      ========      ========      ========      ========
Total return (c)                           13.14%(d)       (5.12)%       (7.18)%        23.26%        11.66%         7.10%
                                         ========         ========      ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (e)                                1.98%(f)         1.96%         1.97%         2.02%         2.07%         2.07%
Net investment loss (e)                   (0.71)%(f)       (0.75)%       (0.46)%       (0.62)%       (0.89)%       (0.98)%
Portfolio turnover rate                        8%(d)           28%           18%           58%           67%           32%
Net assets, end of period (000's)        $300,284         $267,002      $267,359      $309,665      $313,791      $295,025

(a)  The Fund has changed its fiscal year end from October 31 to September 30.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                       PERIOD ENDED                            YEAR ENDED OCTOBER 31,
                                       SEPTEMBER 30,      ----------------------------------------------------------------
CLASS C SHARES                           2003 (A)           2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $  17.65         $  18.64      $  23.91      $  21.59      $  20.00      $  20.41
                                         --------         --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                     (0.12)           (0.14)        (0.10)        (0.14)        (0.19)        (0.20)
Net realized and unrealized gain
  (loss) on investments                      2.43            (0.80)        (1.40)         4.73          2.50          1.64
                                         --------         --------      --------      --------      --------      --------
  Total from Investment Operations           2.31            (0.94)        (1.50)         4.59          2.31          1.44
                                         --------         --------      --------      --------      --------      --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net realized gains                        --            (0.05)        (3.77)        (2.27)        (0.72)        (1.85)
                                         --------         --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD           $  19.96         $  17.65      $  18.64      $  23.91      $  21.59      $  20.00
                                         ========         ========      ========      ========      ========      ========
Total return (c)                           13.09%(d)       (5.07)%       (7.17)%        23.20%        11.71%         7.17%
                                         ========         ========      ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (e)                                1.98%(f)         1.96%         1.97%         2.02%         2.07%         2.07%
Net investment loss (e)                   (0.71)%(f)       (0.75)%       (0.46)%       (0.62)%       (0.89)%       (0.98)%
Portfolio turnover rate                        8%(d)           28%           18%           58%           67%           32%
Net assets, end of period (000's)        $ 57,049         $ 41,309      $ 34,875      $ 26,909      $ 21,533      $ 12,519

(a)  The Fund has changed its fiscal year end from October 31 to September 30.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                      PERIOD ENDED           YEAR ENDED           PERIOD ENDED
                                                      SEPTEMBER 30,          OCTOBER 31,          OCTOBER 31,
CLASS Z SHARES                                          2003 (A)              2002 (B)              2001 (C)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  18.60              $  19.50              $  21.32
                                                        --------              --------              --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (d)                                   0.05                  0.05                  0.10
Net realized and unrealized gain (loss) on
  investments                                               2.57                 (0.84)                (1.92)
                                                        --------              --------              --------
  Total from Investment Operations                          2.62                 (0.79)                (1.82)
                                                        --------              --------              --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                    --                 (0.06)                   --
From net realized gains                                       --                 (0.05)                   --
                                                        --------              --------              --------
  Total Distributions Declared to Shareholders                --                 (0.11)                   --
                                                        --------              --------              --------
NET ASSET VALUE, END OF PERIOD                          $  21.22              $  18.60              $  19.50
                                                        ========              ========              ========
Total return (e)                                          14.09%(f)            (4.09)%               (8.54)%(f)
                                                        ========              ========              ========
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Expenses (g)                                               1.00%(h)              0.98%                 0.95%(h)
Net investment income (g)                                  0.28%(h)              0.23%                 0.48%(h)
Portfolio turnover rate                                       8%(f)                28%                   18%
Net assets, end of period (000's)                       $549,970              $424,316              $416,998

(a)  The Fund has changed its fiscal year end from October 31 to September 30.
(b) On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares.
(c) Class Z shares were initially offered on February 8, 2001. Per share data and total return reflect activity from this date.
(d) Per share data was calculated using average shares outstanding during the period.
(e)  Total return at net asset value assuming all distributions reinvested.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Annualized.

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF COLUMBIA FUNDS TRUST III
AND THE SHAREHOLDERS OF COLUMBIA MID CAP VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Mid Cap Value Fund (the "Fund") (formerly Liberty Select Value Fund) (a series of Columbia Funds Trust
III) )(formerly Liberty Funds Trust III) at September 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 14, 2003

TRUSTEES

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Funds. Messrs. Simpson and Woolworth had been directors/trustees of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Funds were elected as directors of the 15 Columbia Funds and as trustees of the 12 funds in the CMG Fund Trust. The new combined Board of Trustees of the Funds now oversees 124 funds in the Columbia Funds complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of those trustees also serve on the Boards of other funds in the Columbia Funds complex.

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds complex. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the Fund's distributor at 800-345-6611.

                                                    Year first
                                       Position     elected or
                                         with       appointed                  Principal occupation(s)
       Name, address and age            Funds      to office(1)                 during past five years
--------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 48)             Trustee         1996       Executive Vice President-Strategy of United
P.O. Box 66100                                                    Airlines (airline) since December, 2002 (formerly
Chicago, IL 60666                                                 President of UAL Loyalty Services (airline) from
                                                                  September, 2001 to December, 2002; Executive Vice
                                                                  President and Chief Financial Officer of United
                                                                  Airlines from March, 1993 to September, 2001;
                                                                  Senior Vice President and Chief Financial Officer
                                                                  of UAL, Inc. prior thereto).


Janet Langford Kelly (age 45)          Trustee         1996       Chief Administrative Officer and Senior Vice
3100 West Beaver Road                                             President, Kmart Holding Corporation since
Troy, MI 48084-3163                                               September, 2003 (formerly Executive Vice
                                                                  President-Corporate Development and
                                                                  Administration, General Counsel and Secretary,
                                                                  Kellogg Company (food manufacturer), from
                                                                  September, 1999 to August, 2003; Senior Vice
                                                                  President, Secretary and General Counsel, Sara Lee
                                                                  Corporation (branded, packaged, consumer-products
                                                                  manufacturer) from January, 1995 to September,
                                                                  1999).


Richard W. Lowry (age 67)              Trustee         1995       Private Investor since August, 1987 (formerly
10701 Charleston Drive                                            Chairman and Chief Executive Officer, U.S. Plywood
Vero Beach, FL 32963                                              Corporation (building products manufacturer)).


Charles R. Nelson (age 61)             Trustee         1981       Professor of Economics, University of Washington,
Department of Economics                                           since January, 1976; Ford and Louisa Van Voorhis
University of Washington                                          Professor of Political Economy, University of
Seattle, WA 98195                                                 Washington, since September, 1993; Director,
                                                                  Institute for Economic Research, University of
                                                                  Washington, since September, 2001; Adjunct
                                                                  Professor of Statistics, University of Washington,
                                                                  since September, 1980; Associate Editor, Journal
                                                                  of Money Credit and Banking, since September,
                                                                  1993; consultant on econometric and statistical
                                                                  matters.


John J. Neuhauser (age 60)             Trustee         1985       Academic Vice President and Dean of Faculties
84 College Road                                                   since August, 1999, Boston College (formerly Dean,
Chestnut Hill, MA 02467-3838                                      Boston College School of Management from
                                                                  September, 1977 to September, 1999.


Patrick J. Simpson (age 58)            Trustee         2000       Partner, Perkins Coie L.L.P. (formerly Partner,
1211 S.W. 5th Avenue                                              Stoel Rives Boley Jones & Grey).
Suite 1500
Portland, OR 97204


Thomas E. Stitzel (age 67)             Trustee         1998       Business Consultant since 1999 (formerly Professor
2208 Tawny Woods Place                                            of Finance from 1975 to 1999 and Dean from 1977 to
Boise, ID 83706                                                   1991, College of Business, Boise State
                                                                  University); Chartered Financial Analyst.

                                        Number of
                                      portfolios in
                                      Columbia Funds              Other
                                     Complex overseen         directorships
       Name, address and age            by trustee                 held
------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 48)                 124                     None
P.O. Box 66100
Chicago, IL 60666

Janet Langford Kelly (age 45)              124                     None
3100 West Beaver Road
Troy, MI 48084-3163

Richard W. Lowry (age 67)                  126(3)                  None
10701 Charleston Drive
Vero Beach, FL 32963

Charles R. Nelson (age 61)                 124                     None
Department of Economics
University of Washington
Seattle, WA 98195

John J. Neuhauser (age 60)                 127(3,4)      Saucony, Inc. (athletic
84 College Road                                         footwear); SkillSoft Corp.
Chestnut Hill, MA 02467-3838                                   (e-learning)

Patrick J. Simpson (age 58)                124                     None
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204

Thomas E. Stitzel (age 67)                 124                     None
2208 Tawny Woods Place
Boise, ID 83706


                                                    Year first
                                       Position     elected or
                                         with       appointed                  Principal occupation(s)
       Name, address and age            Funds      to office(1)                 during past five years
--------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (CONTINUED)
Thomas C. Theobald (age 66)            Trustee         1996       Managing Director, William Blair Capital Partners
27 West Monroe Street,                                            (private equity investing) since September, 1994
Suite 3500                                                        (formerly Chief Executive Officer and Chairman of
Chicago, IL 60606                                                 the Board of Directors, Continental Bank
                                                                  Corporation prior thereto).

Anne-Lee Verville (age 58)             Trustee         1998       Author and speaker on educational systems needs
359 Stickney Hill Road                                            (formerly General Manager, Global Education
Hopkinton, NH 03229                                               Industry from 1994 to 1997, and President,
                                                                  Applications Solutions Division from 1991 to 1994,
                                                                  IBM Corporation (global education and global
                                                                  applications)).

Richard L. Woolworth (age 62)          Trustee         1991       Chairman and Chief Executive Officer, The Regence
100 S.W. Market Street                                            Group (healthcare maintenance organization)
#1500                                                             (formerly Chairman and Chief Executive Officer,
Portland, OR 97207                                                BlueCross BlueShield of Oregon; Certified Public
                                                                  Accountant, Arthur Young & Company).

INTERESTED TRUSTEES
William E. Mayer(2) (age 63)           Trustee         1994       Managing Partner, Park Avenue Equity Partners
399 Park Avenue                                                   (private equity) since February, 1999 (formerly
Suite 3204                                                        Founding Partner, Development Capital LLC from
New York, NY 10022                                                November 1996 to February, 1999; Dean and
                                                                  Professor, College of Business and Management,
                                                                  University of Maryland from October, 1992 to
                                                                  November, 1996).

Joseph R. Palombo(2) (age 50)          Trustee,        2000       Executive Vice President and Chief Operating
One Financial Center                 Chairman of                  Officer of Columbia Management Group, Inc.
Boston, MA 02111                      the Board                   (Columbia Management) since December, 2001 and
                                         and                      Director, Executive Vice President and Chief
                                      President                   Operating Officer of the Advisor since April, 2003
                                                                  (formerly Chief Operations Officer of Mutual
                                                                  Funds, Liberty Financial Companies, Inc. from
                                                                  August, 2000 to November, 2001; Executive Vice
                                                                  President of Stein Roe & Farnham Incorporated
                                                                  (Stein Roe) from April, 1999 to April, 2003;
                                                                  Director of Colonial Management Associates, Inc.
                                                                  (Colonial) from April, 1999 to April, 2003;
                                                                  Director of Stein Roe from September, 2000 to
                                                                  April, 2003) President of Columbia Funds and
                                                                  Galaxy Funds since February, 2003 (formerly Vice
                                                                  President from September 2002 to February 2003);
                                                                  Manager of Stein Roe Floating Rate Limited
                                                                  Liability Company since October, 2000; (formerly
                                                                  Vice President of the Columbia Funds from April,
                                                                  1999 to August, 2000; Chief Operating Officer and
                                                                  Chief Compliance Officer, Putnam Mutual Funds from
                                                                  December, 1993 to March, 1999).

                                        Number of
                                      portfolios in
                                      Columbia Funds              Other
                                     Complex overseen         directorships
       Name, address and age            by trustee                 held
----------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (CONTINUED)
Thomas C. Theobald (age 66)                124            Anixter International
27 West Monroe Street,                                  (network support equipment
Suite 3500                                               distributor), Jones Lang
Chicago, IL 60606                                          LaSalle (real estate
                                                         management services) and
                                                             MONY Group (life
                                                               insurance).

Anne-Lee Verville (age 58)              125(4)           Chairman of the Board of
359 Stickney Hill Road                                   Directors, Enesco Group,
Hopkinton, NH 03229                                      Inc. (designer, importer
                                                            and distributor of
                                                               giftware and
                                                              collectibles).

Richard L. Woolworth (age 62)              124          NW Natural, a natural gas
100 S.W. Market Street                                       service provider
#1500
Portland, OR 97207
INTERESTED TRUSTEES
William E. Mayer(2) (age 63)            126(3)            Lee Enterprises (print
399 Park Avenue                                         media), WR Hambrecht + Co.
Suite 3204                                                  (financial service
New York, NY 10022                                      provider) and First Health
                                                              (healthcare).

Joseph R. Palombo(2) (age 50)           125(5)                     None
One Financial Center
Boston, MA 02111

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.
(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
(3) Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
(5) Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

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

OFFICERS AND TRANSFER AGENT

                                                Year first
                                                elected or
                                Position with   appointed
Name, address and age           Columbia Funds  to office           Principal occupation(s) during past five years
-------------------------------------------------------------------------------------------------------------------------
OFFICERS
Vicki L. Benjamin (Age 42)          Chief          2001      Controller of the Columbia Funds and of the Liberty All-Star
One Financial Center              Accounting                 Funds since May, 2002; Chief Accounting Officer of the
Boston, MA 02111                 Officer and                 Columbia Funds and Liberty All-Star Funds since June, 2001;
                                  Controller                 Controller and Chief Accounting Officer of Galaxy Funds
                                                             since September, 2002 (formerly Vice President, Corporate
                                                             Audit, State Street Bank and Trust Company from May, 1998 to
                                                             April, 2001; Audit Manager from July, 1994 to June, 1997;
                                                             Senior Audit Manager from July, 1997 to May, 1998, Coopers &
                                                             Lybrand, LLP).

J. Kevin Connaughton (Age 39)     Treasurer        2000      Treasurer of Columbia Funds and of the Liberty All-Star
One Financial Center                                         Funds since December, 2000; Vice President of the Advisor
Boston, MA 02111                                             since April, 2003 (formerly Controller of the Liberty Funds and of the Liberty All-Star Funds from February, 1998 to
                                                             October, 2000); Treasurer of the of Galaxy Funds since
                                                             September 2002; Treasurer, Columbia Management
                                                             Multi-Strategy Hedge Fund, LLC since December, 2002
                                                             (formerly Vice President of Colonial from February, 1998 to
                                                             October, 2000 and Senior Tax Manager, Coopers & Lybrand, LLP
                                                             from April, 1996 to January, 1998).

Important Information About This Report
The Transfer Agent for Columbia Mid Cap Value Fund is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

Please note our new name as of October 13, 2003.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Mid Cap Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

Annual Report:
Columbia Mid Cap Value Fund

                                                                ----------------
Columbia Mid Cap Value Fund Annual Report, September 30, 2003      PRSRT STD
                                                                  U.S. Postage
                                                                      PAID
                                                                 Holliston, MA
                                                                 Permit NO. 20
                                                                ----------------


[Logo] ColumbiaFunds
       A Member of Columbia Management Group

       (c) 2003 Columbia Funds Distributor, Inc.
       Our Financial Center, Boston, MA 02111-2621
       800.345.6611  www.columbiafunds.com



                                               719-02/584P-0903 (11/03) 03/3258

Item 2. Code of Ethics.

(a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.


Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas
E. Stitzel and Anne-Lee Verville, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel and Ms. Verville are each independent trustees, as defined in paragraph (a)(2) of this item's instructions. Mr. Stitzel was appointed to the Audit Committee effective October 8, 2003.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.



Item 5. Audit Committee of Listed Registrants.

Not applicable at this time.



Item 6. Reserved.



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.



Item 8. Reserved.



Item 9. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Columbia Funds Trust III
            ---------------------------------------------------------

By (Signature and Title)  /s/ Joseph R. Palombo
                         --------------------------------------------
                         Joseph R. Palombo, President

Date   November 25, 2003
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, tis report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph R. Palombo
                         --------------------------------------------
                         Joseph R. Palombo, President

Date   November 25, 2003
     ----------------------------------------------------------------

By (Signature and Title)  /s/ J. Kevin Connaughton
                         --------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date   November 25, 2003
     ----------------------------------------------------------------